UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Growth	1,327	$15,758
Ivy Funds VIP International Core Equity	428	7,849
Ivy Funds VIP International Growth	1,288	11,761
Ivy Funds VIP Limited-Term Bond	1,622	7,916
Ivy Funds VIP Mid Cap Growth	789	7,907
Ivy Funds VIP Money Market	3,958	3,958
Ivy Funds VIP Small Cap Growth (A)	619	7,909
Ivy Funds VIP Small Cap Value	430	7,901
Ivy Funds VIP Value	1,117	7,882

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$78,841
(Cost: $72,028)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$580	$580

(Cost: $580)

TOTAL INVESTMENT SECURITIES – 100.0%		$79,421
(Cost: $72,608)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9)

NET ASSETS – 100.0%		$79,412

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$78,841	$—	$—
Short-Term Securities	—	580	—
Total	$78,841	$580	$—

As of September 30, 2013, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$72,608
Gross unrealized appreciation	7,155
Gross unrealized depreciation	(342)
Net unrealized appreciation	$6,813

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	2,074	$11,363
Ivy Funds VIP Dividend Opportunities	2,330	19,225
Ivy Funds VIP Growth	1,142	13,569
Ivy Funds VIP International Core Equity	307	5,632
Ivy Funds VIP Limited-Term Bond	4,654	22,720
Ivy Funds VIP Mid Cap Growth	226	2,270
Ivy Funds VIP Money Market	28,400	28,400
Ivy Funds VIP Small Cap Growth (A)	533	6,810
Ivy Funds VIP Small Cap Value	62	1,134
Ivy Funds VIP Value	321	2,262

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$113,385
(Cost: $105,749)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$539	$539

(Cost: $539)

TOTAL INVESTMENT SECURITIES – 100.0%		$113,924
(Cost: $106,288)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		50

NET ASSETS – 100.0%		$113,974

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$113,385	$—	$—
Short-Term Securities	—	539	—
Total	$113,385	$539	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$106,288
Gross unrealized appreciation	7,835
Gross unrealized depreciation	(199)
Net unrealized appreciation	$7,636

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	7,993	$43,799
Ivy Funds VIP Dividend Opportunities	15,849	130,773
Ivy Funds VIP Growth	11,007	130,756
Ivy Funds VIP International Core Equity	2,368	43,419
Ivy Funds VIP International Growth	9,497	86,742
Ivy Funds VIP Limited-Term Bond	26,911	131,357
Ivy Funds VIP Mid Cap Growth	3,492	34,992
Ivy Funds VIP Money Market	131,360	131,360
Ivy Funds VIP Small Cap Growth (A)	4,793	61,246
Ivy Funds VIP Small Cap Value	1,903	34,963
Ivy Funds VIP Value	6,180	43,602

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$873,009
(Cost: $785,953)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$483	483

(Cost: $483)

TOTAL INVESTMENT SECURITIES – 100.0%		$873,492
(Cost: $786,436)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		85

NET ASSETS – 100.0%		$873,577

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$873,009	$—	$—
Short-Term Securities	—	483	—
Total	$873,009	$483	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$786,436
Gross unrealized appreciation	88,487
Gross unrealized depreciation	(1,431)
Net unrealized appreciation	$87,056

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	58	$318
Ivy Funds VIP Dividend Opportunities	115	952
Ivy Funds VIP Growth	80	952
Ivy Funds VIP International Core Equity	17	316
Ivy Funds VIP International Growth	69	631
Ivy Funds VIP Limited-Term Bond	196	956
Ivy Funds VIP Mid Cap Growth	25	254
Ivy Funds VIP Money Market	955	955
Ivy Funds VIP Small Cap Growth (A)	35	445
Ivy Funds VIP Small Cap Value	14	254
Ivy Funds VIP Value	45	317

TOTAL AFFILIATED MUTUAL FUNDS – 96.0%		$6,350
(Cost: $6,295)

SHORT-TERM SECURITIES – 11.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$738	738

(Cost: $738)

TOTAL INVESTMENT SECURITIES – 107.2%		$7,088
(Cost: $7,033)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (7.2%)		(476)

NET ASSETS – 100.0%		$6,612

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$6,350	$—	$—
Short-Term Securities	—	738	—
Total	$6,350	$738	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$7,033
Gross unrealized appreciation	56
Gross unrealized depreciation	(1)
Net unrealized appreciation	$55

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	18,655	$153,923
Ivy Funds VIP Growth	12,956	153,904
Ivy Funds VIP International Core Equity	5,575	102,211
Ivy Funds VIP International Growth	11,178	102,097
Ivy Funds VIP Limited-Term Bond	21,116	103,074
Ivy Funds VIP Mid Cap Growth	5,137	51,482
Ivy Funds VIP Money Market	154,613	154,613
Ivy Funds VIP Small Cap Growth (A)	6,448	82,386
Ivy Funds VIP Small Cap Value	3,920	72,016
Ivy Funds VIP Value	7,274	51,320

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,027,026
(Cost: $911,678)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$481	481

(Cost: $481)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,027,507
(Cost: $912,159)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		80

NET ASSETS – 100.0%		$1,027,587

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,027,026	$—	$—
Short-Term Securities	—	481	—
Total	$1,027,026	$481	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$912,159
Gross unrealized appreciation	115,348
Gross unrealized depreciation	—
Net unrealized appreciation	$115,348

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	61	$502
Ivy Funds VIP Growth	42	503
Ivy Funds VIP International Core Equity	18	334
Ivy Funds VIP International Growth	37	334
Ivy Funds VIP Limited-Term Bond	69	337
Ivy Funds VIP Mid Cap Growth	17	168
Ivy Funds VIP Money Market	505	505
Ivy Funds VIP Small Cap Growth (A)	21	269
Ivy Funds VIP Small Cap Value	13	235
Ivy Funds VIP Value	24	168

TOTAL AFFILIATED MUTUAL FUNDS – 95.5%		$3,355
(Cost: $3,299)

SHORT-TERM SECURITIES – 4.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$142	$142

(Cost: $142)

TOTAL INVESTMENT SECURITIES – 99.5%		$3,497
(Cost: $3,441)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		17

NET ASSETS – 100.0%		$3,514

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$3,355	$—	$—
Short-Term Securities	—	142	—
Total	$3,355	$142	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,441
Gross unrealized appreciation	58
Gross unrealized depreciation	(2)
Net unrealized appreciation	$56

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	2,590	$14,191
Ivy Funds VIP Dividend Opportunities	5,135	42,369
Ivy Funds VIP Growth	3,329	39,540
Ivy Funds VIP International Core Equity	767	14,068
Ivy Funds VIP International Growth	1,538	14,052
Ivy Funds VIP Limited-Term Bond	11,625	56,745
Ivy Funds VIP Mid Cap Growth	1,131	11,337
Ivy Funds VIP Money Market	56,746	56,746
Ivy Funds VIP Small Cap Growth (A)	1,331	17,008
Ivy Funds VIP Small Cap Value	154	2,832
Ivy Funds VIP Value	2,002	14,127

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$283,015
(Cost: $259,805)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$733	733

(Cost: $733)

TOTAL INVESTMENT SECURITIES – 100.1%		$283,748
(Cost: $260,538)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(148)

NET ASSETS – 100.0%		$283,600

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$283,015	$—	$—
Short-Term Securities	—	733	—
Total	$283,015	$733	$—

There were no transfers between any levels during the period ended September 30, 2013.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$260,538
Gross unrealized appreciation	23,608
Gross unrealized depreciation	(398)
Net unrealized appreciation	$23,210

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative –Managed Volatility (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	40	$217
Ivy Funds VIP Dividend Opportunities	79	649
Ivy Funds VIP Growth	51	605
Ivy Funds VIP International Core Equity	12	215
Ivy Funds VIP International Growth	24	215
Ivy Funds VIP Limited-Term Bond	178	869
Ivy Funds VIP Mid Cap Growth	17	174
Ivy Funds VIP Money Market	868	868
Ivy Funds VIP Small Cap Growth (A)	20	260
Ivy Funds VIP Small Cap Value	2	43
Ivy Funds VIP Value	31	216

TOTAL AFFILIATED MUTUAL FUNDS – 95.6%		$4,331
(Cost: $4,283)

SHORT-TERM SECURITIES – 3.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (B)	$136	136

(Cost: $136)

TOTAL INVESTMENT SECURITIES – 98.6%		$4,467
(Cost: $4,419)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		61

NET ASSETS – 100.0%		$4,528

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$4,331	$—	$—
Short-Term Securities	—	136	—
Total	$4,331	$136	$—

As of September 30, 2013, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at

September 30, 2013 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$4,419
Gross unrealized appreciation	49
Gross unrealized depreciation	(1)
Net unrealized appreciation	$48

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.9%
BAE Systems plc (A)	429	$3,159
Boeing Company (The) (B)	30	3,525
European Aeronautic Defence and Space Company (A)	126	8,021

		14,705

Airlines – 0.2%
Japan Airlines Corporation (A)	40	2,435

Apparel, Accessories & Luxury Goods – 0.7%
Prada S.p.A. (A)	1,171	11,345

Application Software – 1.0%
Intuit Inc.	225	14,920

Asset Management & Custody Banks – 2.4%
Apollo Global Management, LLC	329	9,283
Blackstone Group L.P. (The)	618	15,373
KKR & Co. L.P.	573	11,784

		36,440

Auto Parts & Equipment – 0.5%
Continental AG (A)	47	8,001

Automobile Manufacturers – 5.2%
Bayerische Motoren Werke AG (A)	155	16,610
DaimlerChrysler AG, Registered Shares (A)	40	3,079
Fuji Heavy Industries Ltd. (A)	176	4,852
Hyundai Motor Company (A)	176	41,061
Renault S.A. (A)	56	4,472
Toyota Motor Corporation (A)	145	9,236

		79,310

Biotechnology – 0.2%
Amgen Inc.	33	3,683

Brewers – 0.2%
Anheuser-Busch InBev S.A., ADR	24	2,331

Broadcasting – 2.4%
CBS Corporation, Class B	655	36,146

Cable & Satellite – 0.7%
British Sky Broadcasting Group plc (A)	226	3,183
Comcast Corporation, Class A	103	4,655
Time Warner Cable Inc. (C)	25	2,757

		10,595

Casinos & Gaming – 12.6%
Galaxy Entertainment Group Limited, ADR (A)	11,185	78,453
Sands China Ltd. (A)	11,643	71,983
Wynn Resorts, Limited	271	42,868

		193,304

Communications Equipment – 1.5%
Cisco Systems, Inc. (B)	973	22,788

Computer Hardware – 0.9%
Apple Inc. (C)	29	13,873

Construction & Farm Machinery & Heavy Trucks – 0.1%
KION Holding 1 GmbH (A)(D)	30	1,092

Consumer Electronics – 1.6%
Panasonic Corporation (A)	1,151	11,104
Sony Corporation (A)	608	12,985

		24,089

Data Processing & Outsourced Services – 0.2%
Visa Inc., Class A	18	3,516

Diversified Banks – 5.3%
Agricultural Bank of China Limited, H Shares (A)	1,829	842
BNP Paribas (A)	23	1,522
China Construction Bank Corporation (A)	1,041	801
DBS Group Holdings Ltd (A)	384	5,021
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	2,274	14,507
Mizuho Financial Group, Inc. (A)	7,027	15,228
Royal Bank of Canada (A)	48	3,044
Sumitomo Mitsui Financial Group, Inc. (A)	302	14,559
Sumitomo Mitsui Trust Holdings, Inc. (A)	2,681	13,228
Toronto-Dominion Bank (A)	45	4,016
Wells Fargo & Company (C)	177	7,297

		80,065

Diversified Capital Markets – 0.1%
Credit Suisse Group AG, Registered Shares (A)	49	1,508

Diversified Chemicals – 0.2%
Dow Chemical Company (The)	76	2,911

Electronic Equipment & Instruments – 0.8%
FUJIFILM Holdings Corporation (A)	66	1,571
Hitachi, Ltd. (A)	1,725	11,354

		12,925

Electronic Manufacturing Services – 0.2%
Hon Hai Precision Ind. Co., Ltd. (A)	1,191	3,058

Health Care Supply – 0.1%
Abbott Laboratories	61	2,021

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.	180	3,007

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	222	14,759

Industrial Conglomerates – 0.2%
Hutchison Whampoa Limited, Ordinary Shares (A)	263	3,150

Integrated Oil & Gas – 0.8%
Eni S.p.A. (A)	104	2,387
Occidental Petroleum Corporation (C)	112	10,467

		12,854

Internet Retail – 0.2%
Amazon.com, Inc. (D)	12	3,752

Internet Software & Services – 1.2%
Google Inc., Class A (D)	2	1,577
Tencent Holdings Limited (A)	328	17,182

		18,759

Investment Banking & Brokerage – 0.9%
Goldman Sachs Group, Inc. (The)	38	5,949
Nomura Holdings, Inc. (A)	985	7,663

		13,612

IT Consulting & Other Services – 1.7%
Accenture plc, Class A	51	3,734
Cognizant Technology Solutions Corporation, Class A (D)	203	16,674
International Business Machines Corporation (C)	24	4,463

		24,871

Life & Health Insurance – 3.9%
AIA Group Limited (A)	9,463	44,475
MetLife, Inc.	131	6,141
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	351	2,046
Prudential Financial, Inc.	85	6,597

		59,259

Managed Health Care – 0.1%
UnitedHealth Group Incorporated	21	1,489

Movies & Entertainment – 7.2%
Delta Topco Limited (D)(E)	56,728	67,891
Media Group Holdings, LLC (D)(E)	19	12,919
Legend Pictures LLC, Ltd. (D)(E)	10	15,229
News Corporation Limited, Class A	422	14,147

		110,186

Multi-Line Insurance – 2.1%
Allianz AG, Registered Shares (A)	37	5,738
American International Group, Inc.	285	13,835
Axa S.A. (A)	263	6,086
Zurich Financial Services, Registered Shares (A)	25	6,490

		32,149

Office Electronics – 0.9%
Canon Inc. (A)	397	12,645
Ricoh Company, Ltd. (A)	130	1,496

		14,141

Oil & Gas Equipment & Services – 0.1%
Halliburton Company	31	1,493

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips (C)	246	17,106

Oil & Gas Refining & Marketing – 1.2%
Phillips 66 (C)	305	17,606

Other Diversified Financial Services – 0.7%
Citigroup Inc.	60	2,925
ING Groep N.V., Certicaaten Van Aandelen (A)(D)	406	4,585
JPMorgan Chase & Co.	58	3,003

		10,513

Pharmaceuticals – 1.5%
AstraZeneca plc (A)	60	3,118
Pfizer Inc.	490	14,077
Roche Holdings AG, Genusscheine (A)	11	2,967
Teva Pharmaceutical Industries Limited, ADR	54	2,055

		22,217

Property & Casualty Insurance – 0.1%
ACE Limited	15	1,441
Allstate Corporation (The)	14	713

		2,154

Railroads – 0.5%
Central Japan Railway Company (A)	37	4,787
Union Pacific Corporation (C)	14	2,159

		6,946

Reinsurance – 0.3%
Swiss Re Ltd (A)	61	5,045

Semiconductor Equipment – 1.1%
Applied Materials, Inc. (C)	146	2,557
ASML Holding N.V., Ordinary Shares (A)	148	14,598

		17,155

Semiconductors – 0.7%
Samsung Electronics Co., Ltd. (A)	3	4,070
Texas Instruments Incorporated (C)	150	6,033

		10,103

Specialty Chemicals – 0.2%
LyondellBasell Industries N.V., Class A	43	3,127

Steel – 0.1%
Posco (A)	5	1,516

Systems Software – 0.7%
Microsoft Corporation	209	6,949
Oracle Corporation	92	3,038

		9,987

Tobacco – 1.4%
Philip Morris International Inc.	252	21,804

Trading Companies & Distributors – 0.5%
Mitsui & Co., Ltd. (A)	522	7,576

Wireless Telecommunication Service – 0.4%
NTT DoCoMo, Inc. (A)	410	6,640

TOTAL COMMON STOCKS – 69.0%		$1,054,037
(Cost: $757,925)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.:
Call $525.00, Expires 10–19–13, OTC (Ctrpty: Deutsche Bank AG)	98	15
Call $535.00, Expires 10–19–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	71	7
Call $475.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs International)	49	145
Call $510.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs International)	196	326
Applied Materials, Inc.,
Call $16.00, Expires 1–18–14, OTC (Ctrpty: Barclays Bank plc)	496	94
Cisco Systems, Inc.,
Put $22.00, Expires 10–19–13, OTC (Ctrpty: Deutsche Bank AG)	4,476	40
Merck & Co., Inc.:
Call $50.00, Expires 10–19–13, OTC (Ctrpty: Goldman Sachs International)	51	—	*
Call $50.00, Expires 11–16–13, OTC (Ctrpty: Goldman Sachs International)	2,097	103
S&P 500 Index:
Call $1,750.00, Expires 10–19–13	838	111
Call $1,775.00, Expires 11–16–13	594	147
Call $1,750.00, Expires 12–21–13	593	828

TOTAL PURCHASED OPTIONS – 0.1%		$1,816
(Cost: $4,220)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 3.460%, 1–18–15 (G)	$1,050	1,046

Food Distributors – 0.3%
U.S. Foodservice, Inc., 8.500%, 6–30–19	4,063	4,281

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	327	78

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (F)(H)	BRL1,550	1,024

Movies & Entertainment – 3.3%
Circuit of the Americas LLC, Series A, 16.000%, 7–31–18	$2,500	2,069
Circuit of the Americas LLC, Series B, 16.000%, 7–31–18 (I)	2,855	2,362
Delta Topco Limited, 10.000%, 11–24–60 (E)(I)	46,903	46,904

		51,335

TOTAL CORPORATE DEBT SECURITIES – 3.8%		$57,764
(Cost: $59,005)

LOANS
Movies & Entertainment – 0.8%
Circuit of the Americas LLC, 6.000%, 6–30–17 (G)	675	675
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10–16–19 (G)	10,400	10,829

		11,504

TOTAL LOANS – 0.8%		$11,504
(Cost: $10,937)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (K)	378	14
5.000%, 11–15–17 (K)	5	—	*
5.000%, 4–15–19 (K)	33	—	*
5.500%, 3–15–23 (K)	118	14
5.500%, 10–15–25 (K)	394	53
6.000%, 11–15–35 (K)	235	42
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (K)	176	23
5.000%, 11–25–23 (K)	29	—	*
5.500%, 8–25–33 (K)	263	41
5.500%, 4–25–34 (K)	446	70
5.500%, 11–25–36 (K)	593	96
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (K)	156	9
5.000%, 7–20–33 (K)	54	3
5.500%, 11–20–33 (K)	283	15
5.500%, 7–20–35 (K)	196	33

		413

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$413
(Cost: $1,590)

BULLION – 8.2%	Troy Ounces
Gold	95	125,730

(Cost: $114,562)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.7%
Bank of America, N.A., 0.220%, 10–15–13	$2,500	2,500
Citibank, N.A., 0.260%, 11–25–13	7,000	7,001

		9,501

Commercial Paper – 17.1%
Abbott Laboratories:
0.070%, 10–17–13 (J)	5,000	5,000
0.040%, 11–21–13 (J)	5,000	5,000
0.030%, 11–27–13 (J)	9,425	9,425
Air Products and Chemicals, Inc., 0.060%, 10–17–13 (J)	10,000	10,000
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.160%, 11–7–13 (J)	9,000	8,998
Army & Air Force Exchange Service:
0.100%, 10–9–13 (J)	10,000	10,000
0.070%, 11–22–13 (J)	5,000	4,999
Bank of Nova Scotia:
0.110%, 10–22–13 (J)	5,000	5,000
0.140%, 11–6–13 (J)	10,000	9,999
Becton Dickinson & Co.:
0.140%, 10–7–13 (J)	3,000	3,000
0.140%, 10–10–13 (J)	4,000	4,000
Bemis Company, Inc., 0.250%, 10–2–13 (J)	3,000	3,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 10–28–13 (J)	5,000	5,000
0.200%, 11–4–13 (J)	10,000	9,998
Bristol-Myers Squibb Company:
0.060%, 10–7–13 (J)	5,000	5,000
0.060%, 10–10–13 (J)	5,000	5,000
Campbell Soup Company, 0.100%, 10–4–13 (J)	3,000	3,000
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.):
0.080%, 11–12–13 (J)	4,000	4,000
0.070%, 11–22–13 (J)	5,400	5,399
Coca-Cola Company (The), 0.060%, 12–3–13 (J)	3,000	3,000
CVS Caremark Corporation, 0.290%, 12–3–13 (J)	5,000	4,997
E.I. du Pont de Nemours and Company, 0.070%, 10–15–13 (J)	5,000	5,000
Ecolab Inc., 0.250%, 10–23–13 (J)	5,000	4,999
Emerson Electric Co., 0.070%, 12–13–13 (J)	5,000	4,999
Enbridge Inc., 0.290%, 10–11–13 (J)	3,000	3,000
Exxon Mobil Corporation, 0.160%, 10–15–13 (J)	10,000	9,999
Freddie Mac Discount Notes, 0.020%, 11–25–13 (J)	5,000	5,000
Hewlett-Packard Company:
0.370%, 10–21–13 (J)	10,500	10,497
0.350%, 10–24–13 (J)	5,000	4,999
ICICI Bank Limited (GTD by Bank of America, N.A.), 0.340%, 12–6–13 (J)	2,250	2,249
John Deere Capital Corporation, 0.060%, 10–11–13 (J)	7,000	7,000
L Air Liquide S.A.:
0.150%, 10–4–13 (J)	4,000	4,000
0.200%, 11–22–13 (J)	4,000	3,999
Medtronic, Inc., 0.130%, 10–29–13 (J)	10,000	9,999

Nestle Capital Corp. (GTD by Nestle S.A.), 0.040%, 11–15–13 (J)	5,000	5,000
PepsiCo, Inc., 0.070%, 10–28–13 (J)	10,000	9,999
Procter & Gamble Company (The), 0.070%, 10–1–13 (J)	9,000	9,000
Prudential Funding, LLC (GTD by Prudential Financial, Inc.), 0.050%, 10–1–13 (J)	1,595	1,595
St. Jude Medical, Inc.:
0.110%, 10–4–13 (J)	2,000	2,000
0.160%, 10–15–13 (J)	11,000	10,998
0.180%, 11–12–13 (J)	8,000	7,998
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.070%, 10–7–13 (J)	5,500	5,500
Wal-Mart Stores, Inc., 0.060%, 10–8–13 (J)	11,000	10,999

		262,644

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (L)	311	311

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.060%, 10–1–13 (L)	2,200	2,200
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.060%, 10–1–13 (L)	4,000	4,000

		6,200

TOTAL SHORT-TERM SECURITIES – 18.2%		$278,656
(Cost: $278,658)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,529,920
(Cost: $1,226,897)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(2,154)

NET ASSETS – 100.0%		$1,527,766

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	No dividends were paid during the preceding 12 months.

(E)	Restricted securities. At September 30, 2013, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Delta Topco Limited	1-23-12 to 5-1-12	56,728	$38,354	$67,891
Media Group Holdings, LLC	4-23-13	19	12,919	12,919
Legend Pictures LLC, Ltd.	12-18-12	10	18,162	15,229

		Principal
Delta Topco Limited, 10.000%, 11-24-60	1-23-12 to 6-18-12	$46,903	47,435	46,904
			$116,870	$142,943

The total value of these securities represented 9.4% of net assets at September 30, 2013.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $1,024 or 0.1% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(I)	Payment-in-kind bonds.

(J)	Rate shown is the yield to maturity at September 30, 2013.

(K)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Societe Generale Bank	815,215	10-22-13	$—	$60
Sell	Japanese Yen	Morgan Stanley International	3,423,607	10-23-13	—	384
Sell	Japanese Yen	Deutsche Bank AG	5,739,913	10-23-13	—	698
Sell	Japanese Yen	Barclays Capital, Inc.	4,647,246	10-23-13	—	554
					$—	$1,696

The following futures contracts were outstanding at September 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Nikkei 225 Index	Long	12-13-13	106	$15,593	$123
E-mini S&P 500 Index	Long	12-20-13	118	9,878	(90)
German Stock Index	Long	12-20-13	54	15,688	(39)
Euro STOXX 50 Index	Long	12-23-13	400	15,579	12
FTSE 100 Index	Long	12-23-13	146	15,197	(360)
				$71,935	$(354)

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	Deutsche Bank AG	Call	98	October 2013	$600.00	$22	$(2)
	Morgan Stanley & Co., Inc.	Call	142	October 2013	600.00	29	(2)
Applied Materials, Inc.	Barclays Bank plc	Put	248	January 2014	13.00	8	(2)
	Barclays Bank plc	Put	248	January 2014	14.00	14	(3)
	Barclays Bank plc	Call	496	January 2014	18.00	6	(37)
Cisco Systems, Inc.	Deutsche Bank AG	Put	2,984	October 2013	23.00	95	(90)
Merck & Co., Inc.	Goldman Sachs International	Call	2,097	November 2013	52.50	18	(26)
S&P 500 Index	N/A	Put	244	October 2013	1,650.00	146	(314)
	N/A	Call	244	October 2013	1,780.00	97	(5)
	N/A	Put	593	December 2013	1,625.00	1,464	(1,784)
						$1,899	$(2,265)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$395,448	$—	$96,039
Consumer Staples	24,135	—	—
Energy	49,059	—	—
Financials	240,745	—	—
Health Care	29,410	—	—
Industrials	35,904	—	—
Information Technology	169,103	—	—
Materials	7,554	—	—
Telecommunication Services	6,640	—	—
Total Common Stocks	$957,998	$—	$96,039
Purchased Options	1,189	627	—
Corporate Debt Securities	—	6,429	51,335
Loans	—	—	11,504
United States Government Agency Obligations	—	413	—
Bullion	125,730	—	—
Short-Term Securities	—	278,656	—
Total	$1,084,917	$286,125	$158,878
Futures Contracts	$135	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,696	$—
Futures Contracts	$489	$—	$—
Written Options	$2,129	$136	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-13	$62,482	$48,655	$11,345
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	27,084	(923)	197
Purchases	6,473	3,603	—
Sales	—	—	(50)
Amortization/Accretion of premium/discount	—	—	12
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 9-30-13	$96,039	$51,335	$11,504
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-13	$27,084	$(923)	$197

During the period ended September 30, 2013, securities totaling $295,095 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$28,148	Purchase price	Purchase price
	67,891	See below(1)
Corporate Debt Securities	4,432	Purchase price	Purchase price
	46,903	See below(1)
Loans	11,504	Third-party valuation service	Broker quotes

(1)	At September 30, 2013, Ivy Asset Strategy Portfolio held (minority stake) investments in private-placement common stock and related corporate debt securities. Because of the unique nature of these securities, the Valuation Committee determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Portfolio.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.5%), and the weighted average cost of capital (8.4%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, as applicable, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and its Subsidiary and Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of the Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,527,766	$91,693	6.00%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,527,766	12,919	0.85
VIP ASF, LLC	12-10-12	12-18-12	1,527,766	15,229	1.00

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,226,897
Gross unrealized appreciation	319,186
Gross unrealized depreciation	(16,163)
Net unrealized appreciation	$303,023

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.6%
Boeing Company (The)	54	$6,321
General Dynamics Corporation	52	4,569
Honeywell International Inc.	69	5,730
Precision Castparts Corp.	24	5,522

		22,142

Apparel Retail – 3.5%
Gap, Inc. (The)	105	4,237
Limited Brands, Inc.	157	9,562

		13,799

Application Software – 1.2%
Intuit Inc.	70	4,642

Asset Management & Custody Banks – 1.4%
Northern Trust Corporation	102	5,559

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	86	8,531

Broadcasting – 1.5%
CBS Corporation, Class B	108	5,957

Cable & Satellite – 2.1%
Comcast Corporation, Class A	76	3,422
Time Warner Cable Inc.	44	4,911

		8,333

Communications Equipment – 1.5%
Cisco Systems, Inc.	250	5,855

Computer Hardware – 1.4%
Apple Inc.	12	5,483

Construction & Farm Machinery & Heavy Trucks – 1.6%
Cummins Inc.	47	6,285

Distillers & Vintners – 1.5%
Brown-Forman Corporation, Class B	88	6,012

Diversified Chemicals – 1.4%
Dow Chemical Company (The)	145	5,548

Electrical Components & Equipment – 1.5%
Rockwell Automation, Inc.	54	5,785

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	47	4,864

Health Care Equipment – 1.2%
Covidien plc	78	4,753

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	87	6,614

Hotels, Resorts & Cruise Lines – 1.4%
Hyatt Hotels Corporation, Class A (A)	124	5,336

Household Products – 1.2%
Colgate-Palmolive Company	81	4,786

Industrial Conglomerates – 1.3%
3M Company	42	5,051

Industrial Machinery – 3.1%
Pall Corporation	74	5,709
Pentair, Inc.	103	6,663

		12,372

Internet Retail – 1.4%
Amazon.com, Inc. (A)	17	5,377

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corporation, Class A (A)	50	4,065

Managed Health Care – 0.8%
UnitedHealth Group Incorporated	46	3,280

Motorcycle Manufacturers – 1.6%
Harley-Davidson, Inc.	97	6,244

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	165	5,514

Multi-Line Insurance – 1.4%
American International Group, Inc.	117	5,680

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	74	5,780
Schlumberger Limited	62	5,505

		11,285

Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corporation	80	2,993
ConocoPhillips	93	6,430

		9,423

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	86	4,958

Oil & Gas Storage & Transportation – 0.8%
Regency Energy Partners LP	104	2,983

Other Diversified Financial Services – 3.3%
Citigroup Inc.	117	5,680
JPMorgan Chase & Co.	142	7,329

		13,009

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	58	4,300

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	80	5,571

Pharmaceuticals – 3.0%
GlaxoSmithKline plc, ADR	109	5,458
Johnson & Johnson	74	6,442

		11,900

Property & Casualty Insurance – 2.6%
Berkshire Hathaway Inc., Class B (A)	49	5,596
Travelers Companies, Inc. (The)	55	4,688

		10,284

Publishing – 0.7%
Pearson plc (B)	129	2,623

Railroads – 1.5%
Union Pacific Corporation	39	6,074

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	98	7,086

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	45	2,897

Restaurants – 1.5%
Starbucks Corporation	79	6,058

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	347	6,092

Semiconductors – 2.1%
Altera Corporation	85	3,166
Microchip Technology Incorporated	122	4,918

		8,084

TOTAL COMMON STOCKS – 73.6%		$290,494
(Cost: $202,241)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation,
1.000%, 11–15–17	$500	487
Northrop Grumman Corporation,
1.750%, 6–1–18	250	245

		732

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7–15–17	250	283
6.625%, 4–1–21	1,460	1,578
5.625%, 2–15–22	414	424

		2,285

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (C)	1,000	998

Auto Parts & Equipment – 0.1%
Delphi Corporation,
5.000%, 2–15–23	411	424

Automobile Manufacturers – 1.2%
Ford Motor Company, Convertible,
4.250%, 11–15–16	2,000	3,951
Toyota Motor Credit Corporation:
0.553%, 5–17–16 (D)	500	501
2.050%, 1–12–17	500	512

		4,964

Automotive Manufacturers – 0.1%
Hyundai Capital America,
2.875%, 8–9–18 (C)	250	252

Banking – 0.4%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	600	612
Westpac Banking Corporation,
2.250%, 7–30–18	1,000	1,006

		1,618

Biotechnology – 0.2%
Amgen Inc.,
2.125%, 5–15–17	750	761

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11–15–14	500	527
Heineken N.V.,
1.400%, 10–1–17 (C)	250	246
SABMiller Holdings Inc.:
2.200%, 8–1–18 (C)	500	499
3.750%, 1–15–22 (C)	250	252

		1,524

Broadcasting – 0.7%
CBS Corporation:
8.875%, 5–15–19	1,500	1,917
4.300%, 2–15–21	500	513
Discovery Communications, LLC:
4.375%, 6–15–21	500	524
3.300%, 5–15–22	200	192

		3,146

Cable & Satellite – 0.4%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	754
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	521
Pearson Funding Five plc,
3.250%, 5–8–23 (C)	300	275

		1,550

Construction & Farm Machinery & Heavy Trucks – 0.1%
Caterpillar Inc.,
1.375%, 5–27–14	500	503

Consumer Finance – 1.2%
American Express Credit Corporation:
5.125%, 8–25–14	400	416
2.125%, 7–27–18	100	100
American Honda Finance Corporation,
0.637%, 5–26–16 (C)(D)	500	501
Capital One Financial Corporation:
2.125%, 7–15–14	500	506
1.000%, 11–6–15	500	498
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	501
Charles Schwab Corporation (The),
2.200%, 7–25–18	300	303
Discover Bank,
2.000%, 2–21–18	250	244
Ford Motor Credit Company LLC,
3.875%, 1–15–15	500	517
General Motors Financial Company, Inc.,
2.750%, 5–15–16 (C)	448	447
Penske Truck Leasing Co., LP and PTL Finance Corp.,
2.500%, 7–11–14 (C)	250	253
Total System Services, Inc.,
2.375%, 6–1–18	100	98
USAA Capital Corporation,
1.050%, 9–30–14 (C)	500	503

		4,887

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	800	893

Distillers & Vintners – 0.5%
Beam Inc.:
1.875%, 5–15–17	300	301
1.750%, 6–15–18	250	245
Brown-Forman Corporation,
1.000%, 1–15–18	1,000	971
Constellation Brands, Inc.,
3.750%, 5–1–21	670	619

		2,136

Distributors – 0.1%
LKQ Corporation,
4.750%, 5–15–23 (C)	282	262

Diversified Banks – 1.2%
Bank of America Corporation:
1.070%, 3–22–16 (D)	1,000	1,005
4.100%, 7–24–23	100	99
Bank of Montreal,
1.300%, 10–31–14 (C)	500	505
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	500	502
Bank of Nova Scotia (The),
1.450%, 4–25–18	500	489

Barclays Bank plc,
2.375%, 1–13–14	300	302
BNP Paribas,
2.700%, 8–20–18	150	152
BNP Paribas S.A.,
5.186%, 6–29–49 (C)	100	101
National Australia Bank Ltd.:
0.900%, 1–20–16	500	499
2.300%, 7–25–18	250	252
Societe Generale,
2.625%, 10–1–18	200	200
U.S. Bancorp,
4.200%, 5–15–14	500	512
Wells Fargo & Company:
3.676%, 6–15–16 (D)	250	266
1.500%, 1–16–18	250	246

		5,130

Diversified Chemicals – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	500	486

Diversified Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold Inc.,
2.375%, 3–15–18 (C)	150	145
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	500	524
Teck Resources,
3.000%, 3–1–19	100	99

		768

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	950	988

Electric Utilities – 0.0%
Southern Company, (The),
2.450%, 9–1–18	150	151

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	500	522

Food Distributors – 0.7%
Campbell Soup Company,
2.500%, 8–2–22	700	637
Cargill, Inc.,
4.307%, 5–14–21 (C)	1,219	1,292
ConAgra Foods, Inc.,
1.300%, 1–25–16	250	250
General Mills, Inc.,
0.564%, 1–29–16 (D)	250	250

		2,429

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	500	503

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	514

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	1,000	1,041

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	250	258
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18 (C)	250	246

		504

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	411

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	459

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corporation,
3.375%, 7–15–23	250	234

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	235
Colgate-Palmolive Company,
1.250%, 5–1–14	250	252

		487

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	909

Independent Finance – 0.1%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	250	244

Industrial Conglomerates – 0.1%
General Electric Capital Corporation,
0.959%, 4–2–18 (D)	500	503

Industrial Gases – 0.6%
Praxair, Inc.:
4.375%, 3–31–14	1,500	1,528
3.000%, 9–1–21	500	491

		2,019

Industrial Machinery – 0.6%
Eaton Corporation,
0.584%, 6–16–14 (D)	500	500
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,500	1,534
Ingersoll-Rand Global Holding Company Limited,
2.875%, 1–15–19 (C)	150	150

		2,184

Integrated Telecommunication Services – 0.1%
Verizon Communications Inc.:
3.650%, 9–14–18	100	105
5.150%, 9–15–23	200	215

		320

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	250	250

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The):
1.600%, 11–23–15	500	504
2.900%, 7–19–18	450	454
Morgan Stanley,
2.125%, 4–25–18	500	487

		1,445

IT Consulting & Other Services – 0.4%
Baidu, Inc.,
3.250%, 8–6–18	200	200
International Business Machines Corporation:
1.250%, 5–12–14	1,000	1,006
0.246%, 2–4–15 (D)	500	500

		1,706

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	250	258

Life & Health Insurance – 0.6%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (C)	800	804
2.500%, 9–29–15 (C)	1,000	1,032
Prudential Financial, Inc.:
4.750%, 9–17–15	500	537
2.300%, 8–15–18	100	101

		2,474

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	500	496

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	555	570

Movies & Entertainment – 0.4%
News American Incorporated,
3.000%, 9–15–22	1,000	937
Viacom Inc.:
4.375%, 9–15–14	500	516
2.500%, 9–1–18	100	100

		1,553

Oil & Gas – 0.1%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	400	400

Oil & Gas Drilling – 0.1%
Transocean Inc.,
2.500%, 10–15–17	500	501

Oil & Gas Equipment & Services – 0.3%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	246
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (C)	500	490
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (C)	500	519

		1,255

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips (GTD by ConocoPhillips Company),
4.750%, 2–1–14	415	421
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,039
ONEOK Partners, L.P.,
3.200%, 9–15–18	100	102
Southwestern Energy Company,
4.100%, 3–15–22	600	600

		2,162

Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Energy Partners, L.P.,
2.650%, 2–1–19	400	397

Other Diversified Financial Services – 1.3%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton plc and BHP Billiton Limited),
2.050%, 9–30–18	100	100
Citigroup Inc.,
1.250%, 1–15–16	250	250
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	150	150
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,027
0.715%, 4–23–15 (D)	500	501
1.100%, 10–15–15	500	501
3.450%, 3–1–16	1,000	1,052
3.150%, 7–5–16	500	525
7.900%, 4–29–49 (D)	500	543
Total Capital,
2.125%, 8–10–18	300	303

		4,952

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)	17	—	*
8.000%, 3–31–11 (C)	4	—

		—	*

Packaged Foods & Meats – 0.3%
Kraft Foods Inc.,
4.125%, 2–9–16	1,000	1,068

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	600	550
Kimberly-Clark Corporation,
0.384%, 5–15–16 (D)	250	250

		800

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corporation,
2.000%, 8–15–18	250	250
Berkshire Hathaway Inc.,
1.550%, 2–9–18	250	248

		498

Railroads – 0.2%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	400	385
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20 (C)	300	286

		671

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	250	251
PNC Bank, N.A.,
0.800%, 1–28–16	250	249

		500

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	532

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7–15–17	100	106
1.875%, 4–15–18	250	243

		349

Semiconductors – 0.1%
Broadcom Corporation,
2.700%, 11–1–18	250	257

Soft Drinks – 0.4%
PepsiCo, Inc.:
0.700%, 8–13–15	1,000	1,001
2.250%, 1–7–19	750	752

		1,753

Specialized Finance – 0.1%
PACCAR Financial Corp.,
0.392%, 5–5–15 (D)	250	250

Specialty Chemicals – 0.1%
RPM International Inc.,
3.450%, 11–15–22	250	234

Systems Software – 0.2%
CA, Inc.,
2.875%, 8–15–18	150	151
Microsoft Corporation,
2.950%, 6–1–14	500	509

		660

Tobacco – 0.2%
Philip Morris International Inc.,
4.500%, 3–26–20	750	823

Trucking – 0.1%
Ryder System, Inc.,
2.350%, 2–26–19	400	391

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	200	168

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	700	722
American Tower Corporation,
4.700%, 3–15–22	995	967
Crown Castle International Corp.,
5.250%, 1–15–23	623	573

		2,262

TOTAL CORPORATE DEBT SECURITIES – 19.6%		$77,376
(Cost: $74,317)

OTHER GOVERNMENT SECURITIES
Canada – 0.1%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	250	249

Israel – 0.1%
State of Israel,
4.000%, 6–30–22	500	519

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (C)	750	778

Supranational – 0.2%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	900	930

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$2,476
(Cost: $2,392)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	111	119
5.000%, 1–1–18	49	52
5.500%, 4–1–18	13	13
5.000%, 5–1–18	35	38
4.500%, 7–1–18	505	536
7.000%, 9–1–25	63	71
6.500%, 10–1–28	166	187
6.500%, 2–1–29	87	99
7.500%, 4–1–31	101	116
7.000%, 7–1–31	113	133
7.000%, 9–1–31	189	222
6.500%, 2–1–32	393	444
7.000%, 2–1–32	262	309
7.000%, 3–1–32	98	117
7.000%, 7–1–32	154	173
6.000%, 9–1–32	786	873
6.000%, 2–1–33	80	89
5.500%, 5–1–33	229	251
5.500%, 6–1–33	130	143
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12–15–26	53	60

		4,045

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$4,045
(Cost: $3,685)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.4%
United States Treasury Notes:
4.250%, 8–15–15	10,000	10,737
0.875%, 1–31–17	1,250	1,253
0.625%, 5–31–17	1,500	1,483

		13,473

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.4%		$13,473
(Cost: $12,689)

SHORT-TERM SECURITIES
Commercial Paper – 1.5%
Bristol-Myers Squibb Company,
0.060%, 10–7–13 (E)	3,000	3,000

Prudential Funding, LLC (GTD by Prudential Financial, Inc.),
0.050%, 10–1–13 (E)	3,030	3,030

		6,030

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (F)	471	471

TOTAL SHORT-TERM SECURITIES – 1.6%		$6,501
(Cost: $6,501)

TOTAL INVESTMENT SECURITIES – 99.8%		$394,365
(Cost: $301,825)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		722

NET ASSETS – 100.0%		$395,087

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $11,556 or 2.9% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(E)	Rate shown is the yield to maturity at September 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$290,494	$—	$—
Corporate Debt Securities	—	77,376	—	*
Other Government Securities	—	2,476	—
United States Government Agency Obligations	—	4,045	—
United States Government Obligations	—	13,473	—
Short-Term Securities	—	6,501	—
Total	$290,494	$103,871	$—	*

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

CMO = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$301,825
Gross unrealized appreciation	93,280
Gross unrealized depreciation	(740)
Net unrealized appreciation	$92,540

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.7%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$5,775	$6,482

Apparel Retail – 2.0%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,156
7.000%, 5–1–20	1,000	1,105
5.625%, 2–15–22	2,665	2,732

		7,993

Automobile Mfg. / Vehicle Parts – 0.4%
General Motors Co.,
3.500%, 10–2–18 (A)	1,500	1,496

Automotive Manufacturers – 0.8%
Hyundai Capital America,
2.875%, 8–9–18 (A)	3,000	3,026

Biotechnology – 1.1%
Amgen Inc.,
6.150%, 6–1–18	3,500	4,093

Brewers – 0.9%
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,573

Broadcasting – 1.9%
CBS Corporation,
8.875%, 5–15–19	3,500	4,476
Discovery Communications, LLC,
3.300%, 5–15–22	3,000	2,873

		7,349

Cable & Satellite – 1.4%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.800%, 3–15–22	2,500	2,334
Time Warner Inc.,
4.750%, 3–29–21	3,000	3,215

		5,549

Coal & Consumable Fuels – 1.5%
Joy Global Inc.,
6.000%, 11–15–16	3,230	3,622
Peabody Energy Corporation,
6.500%, 9–15–20	2,000	1,970

		5,592

Consumer Finance – 1.0%
Ford Motor Credit Company LLC,
4.250%, 9–20–22	4,000	3,996

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corporation,
5.250%, 12–1–17 (A)	4,500	4,613

Department Stores – 0.8%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	3,000	2,975

Distributors – 0.8%
QVC, Inc.,
5.125%, 7–2–22	3,000	2,951

Diversified Banks – 2.9%
Bank of America Corporation:
5.650%, 5–1–18	2,000	2,257
7.625%, 6–1–19	2,000	2,453
HSBC Holdings plc,
5.100%, 4–5–21	2,500	2,755

PNC Funding Corp (GTD by The PNC Financial Services Group, Inc.),
2.700%, 9–19–16	3,260	3,390

		10,855

Diversified Chemicals – 1.2%
Dow Chemical Company (The),
8.550%, 5–15–19	3,500	4,465

Diversified Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold Inc.,
3.100%, 3–15–20 (A)	2,000	1,881
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	3,500	3,451

		5,332

Electric Utilities – 1.3%
Detroit Edison Company (The),
3.900%, 6–1–21	4,875	5,152

Electronic Manufacturing Services – 1.6%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,265
8.250%, 3–15–18	3,150	3,701

		5,966

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
4.750%, 5–15–23	3,000	3,156
Waste Management, Inc.,
4.600%, 3–1–21	3,600	3,841

		6,997

Forest Products – 1.2%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	4,000	4,478

Gaming / Lodging / Leisure – 0.3%
Marriott International, Inc.,
3.375%, 10–15–20	1,277	1,273

Health Care Services – 0.9%
Medco Health Solutions, Inc.,
4.125%, 9–15–20	3,500	3,633

Health Care Supplies – 0.7%
DENTSPLY International Inc.,
4.125%, 8–15–21	2,500	2,532

Homebuilding – 1.0%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	4,055	3,720

Household Products – 1.4%
Clorox Company (The),
3.050%, 9–15–22	2,500	2,384
Procter & Gamble Company (The),
8.000%, 9–1–24	2,000	2,764

		5,148

Independent Finance – 0.3%
Fidelity National Information Services, Inc.,
3.500%, 4–15–23	1,250	1,125

Integrated Telecommunication Services – 1.1%
Verizon Communications Inc.,
8.750%, 11–1–18	3,182	4,089

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The),
6.000%, 6–15–20	3,500	3,975

Multi-Utilities – 3.5%
Dominion Resources, Inc., Ser F,
5.250%, 8–1–33	2,500	2,695
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,157
NorthWestern Corporation,
6.340%, 4–1–19	3,000	3,582
Pacific Gas and Electric Company,
3.500%, 10–1–20	4,000	4,043

		13,477

Office Electronics – 1.0%
Xerox Corporation,
6.350%, 5–15–18	3,452	3,965

Oil & Gas Equipment & Services – 1.1%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	2,000	2,372
4.050%, 2–15–22	2,000	2,032

		4,404

Oil & Gas Exploration & Production – 1.1%
EQT Corporation,
8.125%, 6–1–19	3,494	4,240

Oil & Gas Storage & Transportation – 2.3%
Copano Energy, L.L.C. and Copano Energy Finance Corporation,
7.125%, 4–1–21	984	1,127
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.875%, 3–15–23	2,000	1,821
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	3,362	3,477
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	2,000	2,441

		8,866

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.,
6.000%, 1–15–18	3,500	4,020

Pharmaceuticals – 0.7%
Merck Sharp & Dohme Corp.,
5.000%, 6–30–19	2,500	2,853

Property & Casualty Insurance – 0.8%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	3,000	3,120

Railroads – 1.9%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	4,000	3,852
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20 (A)	3,650	3,480

		7,332

Restaurants – 1.0%
YUM! Brands, Inc.,
6.250%, 3–15–18	3,292	3,811

Systems Software – 1.7%
CA, Inc.,
5.375%, 12–1–19	6,000	6,659

Trucking – 0.5%
Penske Truck Leasing Co., L.P.,
2.875%, 7–17–18 (A)	2,000	1,999

Water Utilities – 0.6%
California Water Service Company,
5.875%, 5–1–19	2,000	2,289

Wireless Telecommunication Service – 1.5%
American Tower Corporation,
4.700%, 3–15–22	5,000	4,860
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	945

		5,805

TOTAL CORPORATE DEBT SECURITIES – 52.3%		$201,268
(Cost: $196,429)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.3%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1–15–38	995	1,001

Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.446%, 3–25–35 (B)	2,067	109
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	2,000	2,058
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.488%, 2–25–34 (B)	585	80
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.378%, 3–25–34 (B)	1,089	90

		2,337

TOTAL MORTGAGE-BACKED SECURITIES – 0.9%		$3,338
(Cost: $6,623)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.7%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,745

New York – 1.5%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	5,622

TOTAL MUNICIPAL BONDS – TAXABLE – 2.2%		$8,367
(Cost: $6,589)

OTHER GOVERNMENT SECURITIES
Canada – 0.5%
Province de Quebec,
7.140%, 2–27–26 (B)	1,500	1,986

Israel – 0.8%
State of Israel,
4.000%, 6–30–22	3,000	3,114

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$5,100
(Cost: $4,505)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.6%
Federal Home Loan Bank:
2.000%, 8–14–15 (B)	5,000	4,696
2.000%, 2–14–16 (B)	5,000	4,656
Federal National Mortgage Association,
1.500%, 4–25–16	4,750	4,474

		13,826

Mortgage-Backed Obligations – 15.2%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 6–15–27	810	837
4.000%, 11–15–36	1,560	1,649
4.500%, 9–15–37	1,702	1,765
4.500%, 8–15–39	2,437	2,603

Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,329
5.000%, 6–1–23	1,526	1,647
4.000%, 7–1–25	2,111	2,235
3.000%, 1–1–33	960	956
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	1,104	1,170
5.500%, 11–25–36 (C)	2,331	375
5.500%, 4–25–37	1,266	1,374
4.000%, 5–25–39	1,462	1,529
4.500%, 6–25–40	1,512	1,636
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2–1–16	1,910	2,076
5.508%, 4–1–17	3,530	3,873
4.500%, 9–1–19	1,158	1,229
4.530%, 12–1–19	7,725	8,532
5.500%, 10–1–21	2,150	2,325
6.000%, 6–1–22	1,482	1,626
6.000%, 9–1–22	2,381	2,620
5.000%, 9–1–23	1,644	1,764
5.500%, 2–1–35	1,366	1,512
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	4,848	4,888
2.000%, 3–16–42	5,789	5,644
0.488%, 6–17–45 (B)(C)	336	4

		58,198

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 18.8%		$72,024
(Cost: $74,299)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.1%
United States Treasury Notes:
2.125%, 8–15–21	10,000	9,921
2.000%, 2–15–23	10,000	9,528

		19,449

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.1%		$19,449
(Cost: $20,129)

SHORT-TERM SECURITIES
Commercial Paper – 19.1%
Air Products and Chemicals, Inc.,
0.060%, 10–30–13 (D)	15,000	14,999
Exxon Mobil Corporation,
0.080%, 10–1–13 (D)	3,700	3,700
Illinois Tool Works Inc.,
0.050%, 10–16–13 (D)	9,000	9,000
John Deere Financial Inc. (GTD by John Deere Capital Corporation),
0.060%, 10–10–13 (D)	4,000	4,000
Novartis Finance Corp. (GTD by Novartis AG),
0.050%, 10–2–13 (D)	5,000	5,000
Roche Holdings, Inc.,
0.050%, 10–1–13 (D)	4,429	4,429
St. Jude Medical, Inc.,
0.180%, 11–12–13 (D)	2,000	2,000
Target Corporation,
0.030%, 10–1–13 (D)	15,000	15,000
Walt Disney Company (The),
0.060%, 11–15–13 (D)	15,000	14,999

		73,127

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (E)	2,458	2,458

TOTAL SHORT-TERM SECURITIES – 19.7%		$75,585
(Cost: $75,584)

TOTAL INVESTMENT SECURITIES – 100.3%	$385,131
(Cost: $384,158)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)	(1,268)

NET ASSETS – 100.0%	$383,863

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $40,127 or 10.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at September 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$201,268	$—
Mortgage-Backed Securities	—	3,338	—
Municipal Bonds	—	8,367	—
Other Government Securities	—	5,100	—
United States Government Agency Obligations	—	72,024	—
United States Government Obligations	—	19,449	—
Short-Term Securities	—	75,585	—
Total	$—	$385,131	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$384,158
Gross unrealized appreciation	10,552
Gross unrealized depreciation	(9,579)
Net unrealized appreciation	$973

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 1.8%
Polo Ralph Lauren Corporation	50	$8,237

Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (A)	58	6,784
Biogen Idec Inc. (A)	24	5,778

		12,562

Brewers – 3.2%
Anheuser-Busch InBev S.A., ADR	148	14,662

Broadcasting – 2.6%
CBS Corporation, Class B	214	11,778

Cable & Satellite – 3.7%
Comcast Corporation, Class A	196	8,854
Time Warner Cable Inc.	78	8,682

		17,536

Communications Equipment – 4.6%
Cisco Systems, Inc.	536	12,549
F5 Networks, Inc. (A)	43	3,722
Nokia Corporation, Series A, ADR	724	4,713

		20,984

Computer Hardware – 1.5%
Apple Inc.	15	7,008

Construction & Farm Machinery & Heavy Trucks – 2.9%
Cummins Inc.	99	13,101

Consumer Electronics – 1.2%
Harman International Industries, Incorporated	81	5,351

Consumer Finance – 1.8%
Capital One Financial Corporation	118	8,089

Data Processing & Outsourced Services – 2.7%
MasterCard Incorporated, Class A	18	12,245

Diversified Banks – 2.0%
Bank of America Corporation	658	9,082

Diversified Chemicals – 2.3%
Dow Chemical Company (The)	284	10,887

Fertilizers & Agricultural Chemicals – 1.9%
Monsanto Company	82	8,506

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	113	8,548

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	70	8,066

Industrial Machinery – 5.9%
Pall Corporation	170	13,074
Pentair, Inc.	217	14,098

		27,172

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corporation	57	5,369

Internet Software & Services – 2.5%
Facebook, Inc., Class A (A)	184	9,264
LinkedIn Corp (A)	9	2,239

		11,503

IT Consulting & Other Services – 2.3%
Teradata Corporation (A)	190	10,539

Managed Health Care – 1.3%
UnitedHealth Group Incorporated	82	5,886

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	219	14,071

Movies & Entertainment – 2.8%
Twenty-First Century Fox, Inc.	386	12,886

Multi-Line Insurance – 3.4%
American International Group, Inc.	323	15,698

Oil & Gas Equipment & Services – 1.8%
National Oilwell Varco, Inc.	105	8,194

Oil & Gas Exploration & Production – 2.0%
Noble Energy, Inc.	143	9,614

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	127	7,321

Other Diversified Financial Services – 3.6%
Citigroup Inc.	248	12,044
JPMorgan Chase & Co.	88	4,549

		16,593

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	90	6,646

Pharmaceuticals – 6.7%
Bristol-Myers Squibb Company	228	10,566
Pfizer Inc.	362	10,393
Shire Pharmaceuticals Group plc, ADR	80	9,603

		30,562

Railroads – 7.1%
Canadian Pacific Railway Limited	99	12,207
Kansas City Southern	71	7,754
Union Pacific Corporation	82	12,702

		32,663

Restaurants – 3.8%
Chipotle Mexican Grill, Inc., Class A (A)	18	7,630
Panera Bread Company, Class A (A)	29	4,582
YUM! Brands, Inc.	77	5,483

		17,695

Semiconductor Equipment – 2.9%
Applied Materials, Inc.	748	13,125

Semiconductors – 3.2%
Altera Corporation	123	4,560
Texas Instruments Incorporated	256	10,289

		14,849

Specialty Chemicals – 1.1%
LyondellBasell Industries N.V., Class A	67	4,877

Tobacco – 2.3%
Philip Morris International Inc.	122	10,570

TOTAL COMMON STOCKS – 98.5%		$452,475
(Cost: $354,503)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.5%
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.070%, 10–7–13 (B)	$2,000	2,000

Master Note – 0.9%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	4,266	4,266

TOTAL SHORT-TERM SECURITIES – 1.4%		$6,266
(Cost: $6,266)

TOTAL INVESTMENT SECURITIES – 99.9%		$458,741
(Cost: $360,769)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		231

NET ASSETS – 100.0%		$458,972

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$452,475	$—	$—
Short-Term Securities	—	6,266	—
Total	$452,475	$6,266	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$360,769
Gross unrealized appreciation	100,313
Gross unrealized depreciation	(2,341)
Net unrealized appreciation	$97,972

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.5%
Omnicom Group Inc. (A)	103	$6,522

Aerospace & Defense – 6.1%
Boeing Company (The)	103	12,149
Honeywell International Inc.	110	9,130
Lockheed Martin Corporation	45	5,701

		26,980

Apparel Retail – 2.0%
Limited Brands, Inc.	149	9,095

Asset Management & Custody Banks – 1.1%
Northern Trust Corporation	93	5,069

Brewers – 3.4%
Anheuser-Busch InBev S.A., ADR	156	15,435

Cable & Satellite – 3.1%
Comcast Corporation, Class A	204	9,221
Time Warner Cable Inc.	47	5,279

		14,500

Casinos & Gaming – 2.4%
Wynn Resorts, Limited	67	10,584

Communications Equipment – 2.1%
Cisco Systems, Inc.	393	9,213

Computer Hardware – 1.4%
Apple Inc.	13	6,174

Construction & Farm Machinery & Heavy Trucks – 0.9%
Caterpillar Inc.	51	4,227

Consumer Finance – 2.3%
Capital One Financial Corporation	150	10,297

Data Processing & Outsourced Services – 2.7%
Paychex, Inc.	121	4,913
Visa Inc., Class A	39	7,358

		12,271

Distillers & Vintners – 2.2%
Diageo plc, ADR	76	9,703

Diversified Banks – 2.2%
Wells Fargo & Company	242	10,014

Diversified Chemicals – 3.3%
Dow Chemical Company (The)	169	6,472
PPG Industries, Inc.	48	7,986

		14,458

Fertilizers & Agricultural Chemicals – 2.1%
Monsanto Company	91	9,534

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	151	11,449

Household Products – 1.5%
Colgate-Palmolive Company	113	6,715

Industrial Machinery – 2.9%
Eaton Corporation	75	5,153
Pentair, Inc.	118	7,676

		12,829

Integrated Oil & Gas – 1.5%
Occidental Petroleum Corporation	72	6,735

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	55	8,757

Oil & Gas Drilling – 2.0%
Seadrill Limited	197	8,894

Oil & Gas Equipment & Services – 6.6%
Halliburton Company	151	7,290
National Oilwell Varco, Inc.	125	9,791
Schlumberger Limited	143	12,617

		29,698

Oil & Gas Storage & Transportation – 3.1%
Energy Transfer Equity, L.P.	73	4,805
MarkWest Energy Partners, L.P.	109	7,859
Phillips 66 Partners LP (A)	43	1,329

		13,993

Other Diversified Financial Services – 3.9%
JPMorgan Chase & Co.	332	17,172

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Company	92	6,843

Pharmaceuticals – 10.6%
Bristol-Myers Squibb Company	254	11,739
GlaxoSmithKline plc, ADR	141	7,084
Johnson & Johnson	119	10,338
Merck & Co., Inc.	138	6,584
Pfizer Inc.	417	11,961

		47,706

Property & Casualty Insurance – 2.0%
ACE Limited	97	9,029

Railroads – 4.7%
Kansas City Southern	56	6,157
Union Pacific Corporation	97	15,087

		21,244

Restaurants – 1.3%
Starbucks Corporation	76	5,811

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	509	8,923

Semiconductors – 6.5%
Analog Devices, Inc.	147	6,926
Microchip Technology Incorporated	377	15,191
Texas Instruments Incorporated	185	7,462

		29,579

Tobacco – 2.7%
Philip Morris International Inc.	138	11,937

TOTAL COMMON STOCKS – 96.2%		$431,390
(Cost: $346,309)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
McCormick & Co. Inc.,
0.160%, 10–1–13 (B)	$2,870	2,870
Virginia Electric and Power Company,
0.260%, 10–16–13 (B)	2,000	2,000

		4,870

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	5,240	5,240

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.060%, 10–1–13 (C)	1,515	1,515
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.050%, 10–1–13 (C)	379	379

		1,894

TOTAL SHORT-TERM SECURITIES – 2.7%		$12,004
(Cost: $12,004)

TOTAL INVESTMENT SECURITIES – 98.9%		$443,394
(Cost: $358,313)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		4,941

NET ASSETS – 100.0%		$448,335

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$431,390	$—	$—
Short-Term Securities	—	12,004	—
Total	$431,390	$12,004	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$358,313
Gross unrealized appreciation	86,825
Gross unrealized depreciation	(1,744)
Net unrealized appreciation	$85,081

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.3%
Cameco Corporation	36	$646
Peabody Energy Corporation	32	548

		1,194

Construction & Engineering – 2.7%
Fluor Corporation	34	2,437

Integrated Oil & Gas – 6.0%
Chevron Corporation	3	407
Exxon Mobil Corporation	10	826
Hess Corporation	6	445
Occidental Petroleum Corporation	29	2,740
Suncor Energy Inc.	30	1,088

		5,506

Oil & Gas Drilling – 4.0%
Ensco plc	13	718
Helmerich & Payne, Inc.	19	1,323
Seadrill Limited	20	902
Transocean Inc.	16	692

		3,635

Oil & Gas Equipment & Services – 32.4%
Baker Hughes Incorporated	36	1,758
Basic Energy Services, Inc. (A)	68	861
Cameron International Corporation (A)	38	2,209
Core Laboratories N.V.	21	3,579
Dresser-Rand Group Inc. (A)	26	1,641
Dril-Quip, Inc. (A)	21	2,375
FMC Technologies, Inc. (A)	24	1,322
Forum Energy Technologies, Inc. (A)	59	1,594
Frank’s International N.V.	17	494
Halliburton Company	66	3,168
National Oilwell Varco, Inc.	48	3,710
Schlumberger Limited	45	3,977
Superior Energy Services, Inc. (A)	51	1,276
Weatherford International Ltd. (A)	119	1,830

		29,794

Oil & Gas Exploration & Production – 37.3%
Anadarko Petroleum Corporation	36	3,385
Athlon Energy Inc. (A)	32	1,032
Bonanza Creek Energy, Inc. (A)	32	1,523
Cabot Oil & Gas Corporation	80	2,993
Canadian Natural Resources Limited	17	534
Cimarex Energy Co.	22	2,092
CNOOC Limited, ADR	5	959
Cobalt International Energy, Inc. (A)	38	945
Concho Resources Inc. (A)	8	870
ConocoPhillips	7	455
Continental Resources, Inc. (A)	39	4,214
EOG Resources, Inc.	19	3,174
Goodrich Petroleum Corporation (A)	18	448
Gulfport Energy Corporation (A)	28	1,821
Laredo Petroleum Holdings, Inc. (A)	19	549
Marathon Oil Corporation	25	881
Noble Energy, Inc.	37	2,469
Oasis Petroleum LLC (A)	25	1,233
Petroleum Development Corporation (A)	16	932
Pioneer Natural Resources Company	8	1,548
Southwestern Energy Company (A)	62	2,265

		34,322

Oil & Gas Refining & Marketing – 1.7%
Clean Energy Fuels Corp. (A)	40	511
Marathon Petroleum Corporation, LP	30	1,084

		1,595

Oil & Gas Storage & Transportation – 11.2%
El Paso Pipeline Partners, L.P.	35	1,491
Enbridge Inc.	25	1,060
Energy Transfer Equity, L.P.	8	510
Kinder Morgan Management, LLC (A)	10	739
Kinder Morgan, Inc.	21	747
MarkWest Energy Partners, L.P.	20	1,449
Phillips 66 Partners LP (A)	27	844
Regency Energy Partners LP	33	932
Targa Resources Corp.	17	1,240
Williams Companies, Inc. (The)	34	1,238

		10,250

TOTAL COMMON STOCKS – 96.6%		$88,733
(Cost: $69,728)

SHORT-TERM SECURITIES	Principal
Master Note – 5.5%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (B)	$5,028	5,028

TOTAL SHORT-TERM SECURITIES – 5.5%		$5,028
(Cost: $5,028)

TOTAL INVESTMENT SECURITIES – 102.1%		$93,761
(Cost: $74,756)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1%)		(1,899)

NET ASSETS – 100.0%		$91,862

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$88,733	$—	$—
Short-Term Securities	—	5,028	—
Total	$88,733	$5,028	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$74,756
Gross unrealized appreciation	20,707
Gross unrealized depreciation	(1,702)
Net unrealized appreciation	$19,005

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Finance – 0.6%
Banco Latinoamericano de Comercio Exterior, S.A.	4	$87

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	2	66

Electric Utilities – 1.4%
Alupar Investimento S.A. (A)(B)	8	60
PPL Corporation	4	109
Transmissora Alianca de Energia Eletrica S.A. (B)	5	53

		222

Integrated Oil & Gas – 0.7%
Royal Dutch Shell plc, Class A (B)	3	102

Oil & Gas Drilling – 0.4%
Seadrill Partners LLC	2	59

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Company	2	70
GlaxoSmithKline plc (B)	6	146

		216

Semiconductors – 0.7%
Intel Corporation	4	103

Water Utilities – 0.2%
Aguas Andinas S.A. (B)	34	24

TOTAL COMMON STOCKS – 6.0%		$879
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.1%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$50	56
Embraer Overseas Limited,
6.375%, 1–24–17	100	107

		163

Agricultural Products – 1.4%
CCL Finance Limited,
9.500%, 8–15–14	100	106
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	100	100

		206

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	52	49
TAM Capital 2 Inc.,
9.500%, 1–29–20 (C)	100	104

		153

Asset Management & Custody Banks – 1.3%
Bhira Investments Limited,
8.500%, 4–27–71	200	196

Auto Parts & Equipment – 1.4%
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	200	210

Banking – 1.4%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (C)	200	203

Broadcasting – 2.1%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (E)	300	311

Coal & Consumable Fuels – 4.3%
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	304	318
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	200	208
7.625%, 10–22–19	100	104

		630

Construction & Engineering – 2.2%
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	116	118
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (C)	200	205

		323

Construction Materials – 1.5%
CEMEX S.A.B. de C.V.,
9.000%, 1–11–18 (C)	200	216

Diversified Banks – 5.9%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	200	208
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13 (F)	115	28
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	100	105
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (G)	CLP50,000	98
Bancolombia S.A.,
4.250%, 1–12–16	$100	103
State Bank of India,
4.500%, 10–23–14	100	102
VTB Capital S.A.,
6.000%, 4–12–17 (C)	200	211

		855

Diversified Metals & Mining – 3.7%
Glencore Funding LLC,
6.000%, 4–15–14 (C)	60	61
Suzano Trading Ltd,
5.875%, 1–23–21 (C)	100	95
Uralkali Finance Limited,
3.723%, 4–30–18 (C)	200	191
Vedanta Resources plc,
6.000%, 1–31–19 (C)	200	190

		537

Electric Utilities – 4.1%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)	50	25
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (G)	COP302,000	168
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	$200	204
Majapahit Holding B.V.,
7.750%, 10–17–16	100	110
Rural Electrification Corporation Limited,
4.250%, 1–25–16	100	101

		608

Food Distributors – 1.3%
Olam International Limited,
7.500%, 8–12–20	100	93
Olam International Limited, Convertible,
6.000%, 10–15–16	100	95

		188

Household Appliances – 0.5%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	50	52
6.500%, 12–15–15 (C)	25	26

		78

Independent Power Producers & Energy Traders – 0.7%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	100	103

Integrated Telecommunication Services – 2.7%
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	200	189
Verizon Communications Inc.,
3.650%, 9–14–18	200	210

		399

Machinery – 0.7%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	100	103

Marine – 1.7%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	40	42
SCF Capital Limited,
5.375%, 10–27–17	200	202

		244

Multi-Utilities – 0.5%
Black Hills Corporation,
9.000%, 5–15–14	65	68

Oil & Gas Drilling – 3.2%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	53	53
Noble Group Limited,
4.875%, 8–5–15	100	104
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (C)	301	308

		465

Oil & Gas Exploration & Production – 2.7%
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	100	81
Novatek Finance Limited,
5.326%, 2–3–16 (C)	200	212
Pan American Energy LLC,
7.875%, 5–7–21	100	100

		393

Oil & Gas Refining & Marketing – 1.4%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	200	202

Oil & Gas Storage & Transportation – 2.4%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (G)	COP274,000	150
TransCapital Limited,
5.670%, 3–5–14 (C)	$200	204

		354

Other Diversified Financial Services – 2.2%
MTS International Funding Limited,
5.000%, 5–30–23 (C)	350	321

Packaged Foods & Meats – 1.6%
BFF International Limited,
7.250%, 1–28–20	100	110
Bunge Limited Finance Corp.,
5.350%, 4–15–14	25	26
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	100	102

		238

Paper Products – 1.4%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	25	26
4.375%, 5–15–23 (C)	200	186

		212

Restaurants – 0.8%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (G)	BRL250	110

Service – Other – 0.9%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	$120	129

Steel – 2.1%
Evraz Group S.A.,
7.400%, 4–24–17	200	204
Steel Capital S.A.,
6.700%, 10–25–17	100	107

		311

Wireless Telecommunication Service – 2.6%
American Tower Corporation,
3.400%, 2–15–19	125	124
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)	100	105
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(G)	RUB5,000	154

		383

TOTAL CORPORATE DEBT SECURITIES – 60.8%		$8,912
(Cost: $9,050)

OTHER GOVERNMENT SECURITIES
Columbia – 0.7%
Pacific Rubiales Energy Corp.,
7.250%, 12–12–21 (C)	$100	105

Luxembourg – 1.0%
BC Luxco 1 S.A.,
7.375%, 1–29–20	150	143

Russia – 1.4%
Russian Federation,
3.500%, 1–16–19 (C)	200	202

Supranational – 0.4%
Central American Bank for Economic Integration,
5.375%, 9–24–14	58	60

Venezuela – 1.1%
Corporacion Andina de Fomento,
3.750%, 1–15–16	155	161

TOTAL OTHER GOVERNMENT SECURITIES – 4.6%		$671
(Cost: $674)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 24.2%
United States Treasury Notes:
0.875%, 2–28–17	700	701
0.625%, 8–31–17	1,500	1,478
0.750%, 12–31–17	1,250	1,229
1.750%, 5–15–22	145	137

		3,545

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 24.2%		$3,545
(Cost: $3,598)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.080%, 11–12–13 (H)	250	250

Master Note – 2.3%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (I)	332	332

TOTAL SHORT-TERM SECURITIES – 4.0%	$582
(Cost: $582)

TOTAL INVESTMENT SECURITIES – 99.6%	$14,589
(Cost: $14,702)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%	52

NET ASSETS – 100.0%	$14,641

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $5,157 or 35.2% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso and RUB - Russian Ruble).

(H)	Rate shown is the yield to maturity at September 30, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	158	10-23-13	$—	$2

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$879	$—	$—
Corporate Debt Securities	—	8,859	53
Other Government Securities	—	671	—
United States Government Obligations	—	3,545	—
Short-Term Securities	—	582	—
Total	$879	$13,657	$53
Liabilities
Forward Foreign Currency Contracts	$—	$2	$—

During the period ended September 30, 2013, securities totaling $150 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$14,702
Gross unrealized appreciation	254
Gross unrealized depreciation	(367)
Net unrealized depreciation	$(113)

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada – 6.4%
Canadian Pacific Railway Limited	14	$1,745
Goldcorp Inc.	129	3,349
Suncor Energy Inc.	130	4,659
Yamana Gold Inc.	143	1,483

		11,236

China – 0.0%
China Metal Recycling (Holdings) Limited	1,900	—	*

Netherlands – 3.4%
Chicago Bridge & Iron Company N.V., NY Shares	18	1,200
Core Laboratories N.V.	6	948
Frank’s International N.V.	33	990
LyondellBasell Industries N.V., Class A	38	2,753

		5,891

Norway – 1.2%
Seadrill Limited	46	2,069

South Korea – 2.1%
LG Chem, Ltd.	13	3,620

Switzerland – 2.4%
Weatherford International Ltd. (A)	270	4,145

United Kingdom – 7.4%
BHP Billiton plc	147	4,342
Randgold Resources Limited, ADR	26	1,849
Rio Tinto plc	138	6,751

		12,942

United States – 68.9%
Anadarko Petroleum Corporation	58	5,375
Axiall Corporation	68	2,575
Baker Hughes Incorporated	90	4,434
Boise Inc.	159	2,005
Cabot Oil & Gas Corporation	83	3,109
Cameron International Corporation (A)	68	3,975
CME Group Inc.	24	1,751
Cobalt International Energy, Inc. (A)	61	1,528
Concho Resources Inc. (A)	20	2,176
ConocoPhillips	13	907
Continental Resources, Inc. (A)	52	5,572
Dow Chemical Company (The)	111	4,257
Dresser-Rand Group Inc. (A)	29	1,794
Dril-Quip, Inc. (A)	20	2,261
Eastman Chemical Company	22	1,698
EOG Resources, Inc.	36	6,152
Fluor Corporation	13	937
FMC Technologies, Inc. (A)	67	3,708
Forum Energy Technologies, Inc. (A)	63	1,710
Freeport-McMoRan Copper & Gold Inc., Class B	198	6,533
Gulfport Energy Corporation (A)	32	2,059
Halliburton Company	192	9,244
Hess Corporation	12	889
Laredo Petroleum Holdings, Inc. (A)	41	1,227
MarkWest Energy Partners, L.P.	13	906
Monsanto Company	34	3,507
National Oilwell Varco, Inc.	73	5,690
Noble Energy, Inc.	72	4,825
Oasis Petroleum LLC (A)	41	2,034

Occidental Petroleum Corporation	19	1,778
Petroleum Development Corporation (A)	18	1,072
Pioneer Natural Resources Company	28	5,334
PPG Industries, Inc.	5	894
Schlumberger Limited	100	8,849
Southwestern Energy Company (A)	89	3,254
Superior Energy Services, Inc. (A)	120	3,005
Williams Companies, Inc. (The)	110	3,993

		121,017

TOTAL COMMON STOCKS – 91.8%		$160,920
(Cost: $153,470)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	68	—	*

TOTAL PREFERRED STOCKS – 0.0%		$—	*
(Cost: $211)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Cameron International Corporation,
Call $50.00, Expires 11–16–13	550	490
Market Vectors Gold Miners ETF,
Call $24.00, Expires 12–21–13	1,900	500
Occidental Petroleum Corporation,
Call $60.00, Expires 11–16–13	700	2,343
Schlumberger Limited,
Call $55.00, Expires 11–16–13	800	2,689

TOTAL PURCHASED OPTIONS – 3.4%		$6,022
(Cost: $5,517)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 2.9%
Toronto-Dominion Bank,
0.110%, 10-17-13	$5,000	5,000

Master Note – 3.7%
Toyota Motor Credit Corporation,
0.100%, 10-2-13 (C)	6,615	6,615

TOTAL SHORT-TERM SECURITIES – 6.6%		$11,615
(Cost: $11,615)

TOTAL INVESTMENT SECURITIES – 101.8%		$178,557
(Cost: $170,813)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8%)		(3,199)

NET ASSETS – 100.0%		$175,358

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At September 30, 2013, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	68	$211	$–

The total value of this security represented 0.0% of net assets at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	570	10-23-13	$—	$9
Sell	British Pound	Societe Generale Bank	4,267	10-23-13	—	63
Sell	Canadian Dollar	State Street Global Markets	589	10-23-13	3	—
Sell	Canadian Dollar	Societe Generale Bank	6,005	10-23-13	33	—
Sell	South Korean Won	Societe Generale Bank	1,480,500	10-23-13	1	—
					$37	$72

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$109,672	$—	$—
Financials	1,751	—	—
Industrials	3,881	—	—

Materials	45,616	—	—	*
Total Common Stocks	$160,920	$—	$—	*
Purchased Options	500	5,522	—
Short-Term Securities	—	11,615	—
Total	$161,420	$17,137	$—	*
Forward Foreign Currency Contracts	$—	$37	$—
Liabilities
Forward Foreign Currency Contracts	$—	$72	$—

During the period ended September 30, 2013, securities totaling $16,375 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$170,813
Gross unrealized appreciation	17,699
Gross unrealized depreciation	(9,955)
Net unrealized appreciation	$7,744

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
Boeing Company (The)	212	$24,934
Precision Castparts Corp.	87	19,724

		44,658

Apparel Retail – 0.8%
Limited Brands, Inc.	145	8,878

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., Class A (A)	69	5,506

Automotive Retail – 2.2%
AutoZone, Inc. (A)	39	16,275
O’Reilly Automotive, Inc. (A)	68	8,638

		24,913

Biotechnology – 8.0%
Amgen Inc.	124	13,925
Biogen Idec Inc. (A)	121	29,132
Gilead Sciences, Inc. (A)	767	48,167

		91,224

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	254	25,227

Broadcasting – 3.4%
CBS Corporation, Class B	599	33,018
Discovery Holding Company, Class A (A)	65	5,513

		38,531

Cable & Satellite – 2.3%
Comcast Corporation, Class A	367	16,552
Time Warner Cable Inc.	83	9,285

		25,837

Casinos & Gaming – 6.8%
Las Vegas Sands, Inc.	721	47,868
Wynn Resorts, Limited	172	27,146

		75,014

Communications Equipment – 1.9%
Cisco Systems, Inc.	923	21,614

Computer Hardware – 3.7%
Apple Inc.	87	41,668

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.	91	7,562

Consumer Electronics – 1.0%
Harman International Industries, Incorporated	173	11,471

Data Processing & Outsourced Services – 7.7%
MasterCard Incorporated, Class A	75	50,593
Visa Inc., Class A	184	35,105

		85,698

Distillers & Vintners – 0.5%
Beam Inc.	82	5,288

Diversified Chemicals – 1.3%
PPG Industries, Inc.	91	15,119

Electronic Compo-Semicon – 1.4%
Xilinx, Inc.	342	16,021

Fertilizers & Agricultural Chemicals – 3.2%
Monsanto Company	344	35,851

Footwear – 1.7%
NIKE, Inc., Class B	261	18,930

Health Care Facilities – 1.6%
HCA Holdings, Inc.	412	17,592

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	409	30,985

Hotels, Resorts & Cruise Lines – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	122	8,111

Industrial Conglomerates – 0.7%
Danaher Corporation	113	7,799

Industrial Machinery – 2.7%
Pall Corporation	148	11,425
Pentair, Inc.	289	18,755

		30,180

Internet Retail – 2.4%
Amazon.com, Inc. (A)	69	21,479
priceline.com Incorporated (A)	6	5,762

		27,241

Internet Software & Services – 4.9%
Facebook, Inc., Class A (A)	347	17,448
Google Inc., Class A (A)	30	26,155
LinkedIn Corp (A)	48	11,887

		55,490

Medical-Biomedical/Gene – 1.1%
Celgene Corporation (A)	77	11,914

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	267	17,159

Movies & Entertainment – 1.0%
News Corporation Limited, Class A	343	11,497

Oil & Gas Equipment & Services – 3.7%
National Oilwell Varco, Inc.	248	19,363
Schlumberger Limited	248	21,953

		41,316

Pharmaceuticals – 3.4%
Bristol-Myers Squibb Company	260	12,033
Johnson & Johnson	172	14,919
Shire Pharmaceuticals Group plc, ADR	94	11,246

		38,198

Railroads – 6.2%
Canadian Pacific Railway Limited	196	24,179
Kansas City Southern	176	19,291
Union Pacific Corporation	177	27,541

		71,011

Restaurants – 2.0%
Starbucks Corporation	294	22,621

Semiconductor Equipment – 2.6%
Applied Materials, Inc.	1,117	19,596
ASML Holding N.V., NY Registry Shares	102	10,053

		29,649

Semiconductors – 2.4%
Altera Corporation	425	15,807
Microchip Technology Incorporated	281	11,338

		27,145

Systems Software – 0.5%
VMware, Inc., Class A (A)	70	5,623

Tobacco – 1.9%
Philip Morris International Inc.	253	21,890

Wireless Telecommunication Service – 4.3%
American Tower Corporation, Class A	255	18,903
Crown Castle International Corp. (A)	290	21,157
SBA Communications Corporation (A)	106	8,513

		48,573

TOTAL COMMON STOCKS – 99.6%		$1,123,004
(Cost: $865,440)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,123,004
(Cost: $865,440)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		4,999

NET ASSETS – 100.0%		$1,128,003

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,123,004	$—	$—
Total	$1,123,004	$—	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$865,440
Gross unrealized appreciation	259,992
Gross unrealized depreciation	(2,428)
Net unrealized appreciation	$257,564

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$48

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	4		166

Oil & Gas Storage & Transportation – 0.1%
Inergy Midstream, L.P.	14		314
Inergy, L.P.	33		453

			767

Railroads – 0.1%
Kansas City Southern	3		306

Trading Companies & Distributors – 0.2%
HD Supply Holdings, Inc. (A)	60		1,319

TOTAL COMMON STOCKS – 0.4%			$2,606
(Cost: $1,957)

PREFERRED STOCKS
Consumer Finance – 0.2%
Ally Financial Inc., 8.125%	22		589
Ally Financial Inc., 8.500%	18		472

			1,061

Steel – 0.1%
ArcelorMittal, 6.000% Convertible	23		486

TOTAL PREFERRED STOCKS – 0.3%			$1,547
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	1		$150

TOTAL WARRANTS – 0.0%			$150
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.4%
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (C)	$2,475		2,543

Agricultural Products – 0.9%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	2,383		2,478
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	3,086		3,125

			5,603

Air Freight & Logistics – 1.0%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	5,365		6,009

Alternative Carriers – 1.1%
Level 3 Communications, Inc.,
8.875%, 6–1–19	513		549
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20	2,604		2,629
Level 3 Financing, Inc.:
8.125%, 7–1–19	2,051		2,195
8.625%, 7–15–20	377		412

			5,785

Application Software – 0.3%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	1,813	1,845

Auto Parts & Equipment – 2.8%
Affinia Group Intermediate Holdings Inc.,
7.750%, 5–1–21 (C)	964	988
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	1,799	1,880
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	3,846	4,144
Schaeffler Finance B.V.,
4.750%, 5–15–21 (C)	772	749
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (C)(D)	5,793	6,068
6.875%, 8–15–18 (C)(D)(E)	EUR2,330	3,302

		17,131

Automobile Mfg. / Vehicle Parts – 0.3%
General Motors Co.:
4.875%, 10–2–23 (C)	$659	644
6.250%, 10–2–43 (C)	1,098	1,082

		1,726

Automotive Manufacturers – 0.2%
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)	1,458	1,425

Automotive Retail – 0.6%
Sonic Automotive, Inc.,
5.000%, 5–15–23	4,227	3,868

Broadcasting – 1.6%
Cumulus Media Inc.,
7.750%, 5–1–19	3,645	3,782
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19	3,930	4,264
13.375%, 10–15–19	1,584	1,794

		9,840

Building Products – 1.9%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	2,577	2,619
HD Supply, Inc.:
7.500%, 7–15–20 (C)	2,072	2,147
11.500%, 7–15–20	4,116	4,908
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (C)	2,042	2,154

		11,828

Cable & Satellite – 1.2%
Cablevision Systems Corporation,
5.875%, 9–15–22	2,593	2,541
CCO Holdings, LLC and CCO Holdings Capital Corp.,
5.750%, 1–15–24	2,129	2,012
DISH DBS Corporation:
6.750%, 6–1–21	836	879
5.000%, 3–15–23	418	388
LYNX I Corp.,
5.375%, 4–15–21 (C)	488	476
LYNX II Corp.,
6.375%, 4–15–23 (C)	146	145
Nara Cable Funding Limited,
8.875%, 12–1–18 (C)	321	339
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	673	703

		7,483

Casinos & Gaming – 0.2%
MCE Finance Limited,
5.000%, 2–15–21 (C)	1,399	1,343

Coal & Consumable Fuels – 0.3%
Arch Coal, Inc.,
9.875%, 6–15–19 (C)	2,096	1,865

Commodity Chemicals – 0.7%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (C)(D)	4,333	4,420

Communications Equipment – 1.1%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	6,670	6,704

Construction Materials – 0.8%
Headwaters Incorporated,
7.625%, 4–1–19	640	672
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	2,475	2,710
Hillman Group, Inc. (The),
10.875%, 6–1–18	1,407	1,520

		4,902

Consumer Finance – 3.5%
Creditcorp,
12.000%, 7–15–18 (C)	3,878	3,800
General Motors Financial Company, Inc.:
3.250%, 5–15–18 (C)	1,073	1,043
4.250%, 5–15–23 (C)	644	588
MISA Investments Limited,
8.625%, 8–15–18 (C)	3,092	3,115
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	5,523	5,813
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	1,025
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (D)	5,680	6,150

		21,534

Containers – 0.3%
BOE Merger Corporation,
9.500%, 11–1–17 (C)(D)	1,609	1,673

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (C)	6,700	6,868
6.375%, 4–1–20 (C)	5,733	5,934

		12,802

Distillers & Vintners – 0.4%
Constellation Brands, Inc.:
3.750%, 5–1–21	856	791
4.250%, 5–1–23	1,970	1,807

		2,598

Distributors – 0.3%
LKQ Corporation,
4.750%, 5–15–23 (C)	2,250	2,087

Diversified Banks – 0.6%
Bank of America Corporation:
8.000%, 12–29–49	2,950	3,208
8.125%, 12–29–49	426	468

		3,676

Diversified Capital Markets – 0.9%
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	5,196	5,352

Diversified Chemicals – 0.1%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (C)(E)	EUR598	897

Diversified Metals & Mining – 1.8%
American Gilsonite Holding Company,
11.500%, 9–1–17 (C)	$1,905	1,948
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (C)	2,800	2,863
6.000%, 4–1–17 (C)	653	669

6.875%, 2–1–18 (C)	300	314
8.250%, 11–1–19 (C)	1,671	1,801
6.875%, 4–1–22 (C)	2,990	2,989

		10,584

Diversified Support Services – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18	2,146	2,135

Education Services – 1.6%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)	9,103	9,831

Electric Utilities – 0.4%
Alliant Holdings,
7.875%, 12–15–20 (C)	2,202	2,246

Electronic Components – 0.4%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	2,517	2,605

Electronic Manufacturing Services – 0.4%
KEMET Corporation,
10.500%, 5–1–18	3,015	2,683

Finance – 2.6%
Stearns Holdings Inc.,
9.375%, 8–15–20 (C)	4,038	4,119
TMX Finance LLC and TitleMax Finance Corporation,
8.500%, 9–15–18 (C)	7,121	7,441
TransUnion Holding Company, Inc.,
8.125%, 6–15–18 (D)	4,093	4,339

		15,899

Food Distributors – 4.3%
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (C)	1,003	957
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (C)(D)	7,292	7,564
Simmons Foods, Inc.,
10.500%, 11–1–17 (C)	5,341	5,595
Sun Merger Sub, Inc.:
5.250%, 8–1–18 (C)	864	886
5.875%, 8–1–21 (C)	864	876
U.S. Foodservice, Inc.,
8.500%, 6–30–19	8,086	8,520
Viskase Companies, Inc.,
9.875%, 1–15–18 (C)	1,325	1,405

		25,803

Food Retail – 0.2%
Pantry, Inc., (The),
8.375%, 8–1–20	1,100	1,161

Gaming – 1.1%
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	5,398	5,398
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21 (C)	1,024	1,044

		6,442

Health Care Equipment – 0.5%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	420	424
Immucor, Inc.,
11.125%, 8–15–19	2,147	2,362

		2,786

Health Care Facilities – 3.1%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	811	847
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	4,670	4,670
Kindred Healthcare, Inc.,
8.250%, 6–1–19	756	805
Physio-Control International, Inc.,
9.875%, 1–15–19 (C)	1,028	1,151
Tenet Healthcare Corporation:
6.750%, 2–1–20	1,408	1,404

6.000%, 10–1–20 (C)	1,928	1,971
8.125%, 4–1–22 (C)	4,821	5,033
6.875%, 11–15–31	3,993	3,384

		19,265

Health Care Services – 1.7%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	5,540	6,011
Truven Health Analytics,
10.625%, 6–1–20	4,000	4,360

		10,371

Home Furnishings – 0.5%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	4,026	3,266

Hotels & Gaming – 1.1%
Hilton Worldwide Finance, LLC,
5.625%, 10–15–21 (C)	6,568	6,584

Industrial – Other – 0.1%
MasTec, Inc.,
4.875%, 3–15–23	837	785

Industrial Machinery – 0.6%
Dynacast International LLC and Dynacast Finance Inc.,
9.250%, 7–15–19	941	1,030
Gardner Denver, Inc. and Renaissance AcquisitionCorp.,
6.875%, 8–15–21 (C)	2,468	2,438

		3,468

Integrated Telecommunication Services – 0.1%
CenturyLink, Inc.,
5.625%, 4–1–20	920	898

Investment Banking & Brokerage – 0.8%
GFI Group Inc.,
10.375%, 7–19–18	1,735	1,739
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (D)	2,827	3,089

		4,828

IT Consulting & Other Services – 1.0%
BMC Software Finance, Inc.,
8.125%, 7–15–21 (C)	1,972	2,046
Flextronics International Ltd.,
5.000%, 2–15–23	3,082	2,927
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	1,089	1,133

		6,106

Leasing – 0.3%
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	1,947

Leisure Facilities – 1.2%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (C)	2,742	2,790
Regal Entertainment Group,
5.750%, 2–1–25	3,505	3,234
Viking Cruises, Ltd.,
8.500%, 10–15–22 (C)	1,110	1,229

		7,253

Life Sciences Tools & Services – 0.5%
VWR Funding, Inc.,
7.250%, 9–15–17	2,648	2,794

Lodging – 0.3%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21 (C)	1,898	1,779

Metal & Glass Containers – 2.0%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,822
BOE Intermediate Holding Corporation,
9.000%, 11–1–17 (C)(D)	1,764	1,843

Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	6,579	7,040

		11,705

Movies & Entertainment – 1.3%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	4,936	5,627
Carmike Cinemas, Inc.,
7.375%, 5–15–19	1,813	1,954

		7,581

Oil & Gas Equipment & Services – 0.3%
Global Geophysical Services, Inc.,
10.500%, 5–1–17	2,135	1,766

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corporation,
5.750%, 3–15–23	1,506	1,509
Sabine Pass Liquefaction, LLC:
5.625%, 2–1–21 (C)	1,010	989
5.625%, 4–15–23 (C)	359	344

		2,842

Oil & Gas Refining & Marketing – 3.8%
Energy Partners Ltd.,
8.250%, 2–15–18	4,122	4,349
EP Energy,
9.375%, 5–1–20	986	1,109
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22	336	365
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	5,070	5,126
Offshore Group Investment Limited:
7.500%, 11–1–19	2,850	3,000
7.125%, 4–1–23	1,858	1,812
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (C)	265	257
Samson Investment Company,
10.250%, 2–15–20 (C)(F)	3,481	3,690
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (C)	2,827	3,004

		22,712

Oil Services – 0.8%
Foresight Energy LLC and Foresight Energy Finance Corporation,
7.875%, 8–15–21 (C)	2,203	2,204
Whiting Petroleum Corporation:
5.000%, 3–15–19	1,201	1,204
5.750%, 3–15–21	1,069	1,098
5.750%, 3–15–21 (C)	500	511

		5,017

Packaged Foods & Meats – 0.4%
Bumble Bee Foods, LLC,
9.625%, 3–15–18 (C)(D)	2,175	2,262

Paper & Forest Products – 0.2%
Neenah Paper, Inc.,
5.250%, 5–15–21 (C)	1,000	955

Paper Packaging – 0.5%
Reynolds Group Holdings Limited:
9.000%, 4–15–19	2,880	3,024
8.250%, 2–15–21	280	282

		3,306

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (C)	1,792	1,908

Property & Casualty Insurance – 0.3%
Hockey Merger Sub 2 Inc.,
7.875%, 10–1–21 (C)	1,667	1,669

Real Estate Investment Trust – 0.2%
CBRE Services, Inc.,
5.000%, 3–15–23	1,053	987

Restaurants – 1.3%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18	537	604

Dave & Buster’s, Inc.,
0.000%, 2–15–16 (C)(G)	8,280	6,666
NPC International, Inc.,
10.500%, 1–15–20	438	499

		7,769

Retail Stores – 3.9%
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	1,445	1,485
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	11,277	11,588
Michaels FinCo Holdings, LLC,
7.500%, 8–1–18 (C)(D)	6,348	6,427
PC Nextco Holdings, LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (C)(D)	1,492	1,492
PETCO Holdings Inc,
8.500%, 10–15–17 (C)(D)	1,891	1,919

		22,911

Satellite – 0.5%
Sirius XM Radio Inc.:
5.875%, 10–1–20 (C)	1,960	1,977
4.625%, 5–15–23 (C)	936	854

		2,831

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	189

Semiconductors – 0.2%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	1,302	1,370

Service – Other – 2.4%
Ancestry.com Holdings LLC,
9.625%, 10–15–18 (C)(D)	1,072	1,072
Bankrate, Inc.,
6.125%, 8–15–18 (C)	1,986	1,981
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	6,528	6,495
Emdeon, Inc.,
11.000%, 12–31–19	2,204	2,510
Nielsen Finance,
5.500%, 10–1–21 (C)	2,871	2,875

		14,933

Specialized Consumer Services – 2.3%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	3,243	3,275
7.500%, 6–15–19 (C)(E)	EUR1,787	2,526
ServiceMaster Company (The),
8.000%, 2–15–20	$8,117	8,037

		13,838

Specialized Finance – 1.1%
CNG Holdings, Inc.,
9.375%, 5–15–20 (C)	385	356
Consolidated Communications Finance Co.,
10.875%, 6–1–20	1,710	1,958
International Lease Finance Corporation:
3.875%, 4–15–18	286	276
5.875%, 4–1–19	815	849
4.625%, 4–15–21	286	265
5.875%, 8–15–22	1,234	1,215
WM Holdings Finance Corp.,
13.750%, 10–1–19	1,495	1,768

		6,687

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	6,671	6,838

Specialty Stores – 1.7%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21 (C)	4,274	3,996
New Academy Finance Co LLC,
8.000%, 6–15–18 (C)(D)	3,274	3,356
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	2,920	2,847

		10,199

Steel – 0.1%
Severstal Columbus LLC,
10.250%, 2–15–18	720	765

Technology – 1.1%
Artesyn Escrow, Inc.,
9.750%, 10–15–20 (C)	1,477	1,477
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18	2,296	2,652
J2 Global, Inc.,
8.000%, 8–1–20	1,502	1,615
VeriSign, Inc.,
4.625%, 5–1–23 (C)	760	714

		6,458

Technology Distributors – 0.6%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (C)	3,215	3,488

Textiles – 0.3%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (C)	712	742
10.000%, 8–1–20 (C)	950	1,000

		1,742

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (C)	495	547
6.750%, 6–15–21 (C)	4,573	4,596

		5,143

Tobacco – 0.3%
Sun Products Corporation,
7.750%, 3–15–21 (C)	1,853	1,705

Wireless – 0.7%
Sprint Corporation:
7.250%, 9–15–21 (C)	2,137	2,158
7.875%, 9–15–23 (C)	2,137	2,180

		4,338

Wireless Telecommunication Service – 0.3%
Digicel Group Limited:
10.500%, 4–15–18 (C)	928	1,003
8.250%, 9–30–20 (C)	357	369
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (C)	685	728

		2,100

TOTAL CORPORATE DEBT SECURITIES – 78.1%		$472,472
(Cost: $464,178)

LOANS
Apparel Retail – 0.9%
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)	4,388	4,128
11.000%, 1–29–20 (F)	1,339	1,272

		5,400

Application Software – 2.4%
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (F)	1,250	1,433
12.000%, 6–12–19 (F)	10,973	12,583

		14,016

Casinos & Gaming – 0.1%
Centaur Acquisition, LLC,
8.750%, 1–31–20 (F)	370	372

Chemicals – 0.2%
Al Chem & Cy S.C.A.,
8.250%, 3–12–20 (F)	1,231	1,259

Construction Materials – 0.6%
Continental Building Products, LLC:
4.500%, 8–15–20 (F)	2,205	2,199
0.000%, 2–15–21 (F)	408	407
8.500%, 2–15–21 (F)	712	710

		3,316

Diversified Chemicals – 0.2%
MacDermid, Incorporated,
7.750%, 12–6–20 (F)	1,065	1,076

Diversified Real Estate Activities – 1.9%
HLT Property Acquisition, LLC,
4.183%, 11–12–16 (F)	11,468	11,425

Diversified Support Services – 1.4%
Advantage Sales & Marketing, Inc.:
8.250%, 6–18–18 (F)	4,890	4,936
Sprint Industrial Holdings, LLC:
7.000%, 4–23–19 (F)	2,187	2,195
11.250%, 4–23–19 (F)	1,222	1,219

		8,350

Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–17–19 (F)	1,710	1,686

Food Retail – 0.5%
Focus Brands, Inc.,
10.250%, 8–21–18 (F)	2,837	2,880

Health Care Supplies – 0.7%
Sage Products Holdings III, LLC,
9.250%, 6–13–20 (F)	3,952	4,041

Health Care Technology – 0.8%
Carestream Health, Inc.,
9.500%, 12–5–19 (F)	3,544	3,512
Merge Healthcare, Inc.,
6.000%, 4–1–19 (F)	1,655	1,564

		5,076

Hotels & Gaming – 0.8%
Hilton Worldwide Finance, LLC,
0.000%, 9–23–20 (F)	5,000	4,991

Hotels, Resorts & Cruise Lines – 0.5%
Four Seasons Hotels Limited,
6.250%, 12–13–20 (F)	3,071	3,132

Hypermarkets & Super Centers – 0.2%
BJ’s Wholesale Club, Inc.,
9.750%, 3–6–20 (F)	1,337	1,361

Independent Power Producers & Energy Traders – 0.7%
Alinta Energy Finance PTY Limited:
0.000%, 8–7–19 (F)	135	129
6.375%, 8–7–19 (F)	2,063	1,976
Texas Competitive Electric Holdings Company, LLC:
4.682%, 10–10–17 (F)	2,210	1,486
4.766%, 10–10–17 (F)	1,081	727

		4,318

Industrial Machinery – 0.5%
Gardner Denver, Inc.,
4.250%, 7–23–20 (F)	3,345	3,309

Internet Software & Services – 0.1%
W3 Co.,
9.250%, 8–21–20 (F)	892	907

IT Consulting & Other Services – 0.8%
Triple Point Group Holdings, Inc.:
5.250%, 7–11–20 (F)	3,293	3,194
9.250%, 7–11–21 (F)	1,736	1,641

		4,835

Leisure Facilities – 0.1%
Northfield Park Associates LLC,
9.000%, 11–9–18 (F)	457	471

Metal & Glass Containers – 0.3%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (F)	2,025	2,015

Movies & Entertainment – 1.2%
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (F)	5,642	5,874

Yonkers Racing Corporation,
8.750%, 7–22–20 (F)	1,324	1,311

		7,185

Oil & Gas Exploration & Production – 1.0%
Chesapeake Energy Corporation,
5.750%, 12–2–17 (F)	2,589	2,632
Fieldwood Energy, LLC,
0.000%, 9–30–20 (F)	3,219	3,205
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	843	845

		6,682

Oil & Gas Refining & Marketing – 0.2%
Samson Investment Company,
6.000%, 9–25–18 (F)	1,116	1,116

Oil & Gas Storage & Transportation – 0.4%
Bowie Resources Holdings, LLC:
6.750%, 8–9–20 (F)	1,099	1,104
11.750%, 2–15–21 (F)	1,099	1,072

		2,176

Paper Packaging – 0.5%
FPC Holdings, Inc.,
9.250%, 5–16–20 (F)	1,740	1,604
Ranpak Corp.,
8.500%, 4–10–20 (F)	1,358	1,385

		2,989

Research & Consulting Services – 0.8%
AlixPartners, LLP,
9.000%, 7–2–21 (D)(F)	1,489	1,510
Larchmont Resources, LLC:
8.250%, 8–1–19 (F)	3,210	3,200

		4,710

Specialized Finance – 0.3%
Orchard Acquisition Company, LLC,
9.000%, 2–4–19 (F)	2,031	2,039

TOTAL LOANS – 18.4%		$111,133
(Cost: $109,982)

SHORT-TERM SECURITIES
Commercial Paper – 2.1%
Ecolab Inc.,
0.250%, 10–8–13 (H)	3,000	3,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.160%, 10–7–13 (H)	5,000	4,999
Verizon Communications Inc.,
0.210%, 10–21–13 (H)	3,000	3,000
Virginia Electric and Power Company,
0.260%, 10–16–13 (H)	2,000	2,000

		12,999

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (I)	330	330

TOTAL SHORT-TERM SECURITIES – 2.2%		$13,329
(Cost: $13,329)

TOTAL INVESTMENT SECURITIES – 99.4%		$601,237
(Cost: $591,043)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,623

NET ASSETS – 100.0%		$604,860

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $300,267 or 49.6% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at September 30, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	8,474	10-23-13	$—	$12

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,558	$—	$48
Preferred Stocks	1,547	—	—
Warrants	—	150	—
Corporate Debt Securities	—	459,525	12,947
Loans	—	81,769	29,364
Short-Term Securities	—	13,329	—
Total	$4,105	$554,773	$42,359
Liabilities
Forward Foreign Currency Contracts	$—	$12	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stock	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-13	$—	$36	$—	$19,751
Net realized gain (loss)	—	—	—	83
Net unrealized appreciation (depreciation)	(14)	—	(176)	(915)
Purchases	62	—	8,009	19,001
Sales	—	—	—	(7,999)
Amortization/Accretion of premium/discount	—		(24)	15
Transfers into Level 3 during the period	—	—	5,138	547
Transfers out of Level 3 during the period	—	(36)	—	(1,119)
Ending Balance 9-30-13	$48	$—	$12,947	$29,364
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-13	$(14)	$—	$(176)	$64

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$48	Broker	Broker quotes
Corporate Debt Securities	$12,947	Third-party valuation service	Broker quotes
Loans	$29,364	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$591,043
Gross unrealized appreciation	16,721
Gross unrealized depreciation	(6,527)
Net unrealized appreciation	$10,194

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.1%
Amcor Limited	696	$6,789
Incitec Pivot Limited	2,231	5,598
Stockland Corporation Limited	1,960	7,077
Telstra Corporation Limited, ADR	1,460	6,771

		26,235

Belgium – 1.2%
Anheuser-Busch InBev S.A., ADR	75	7,414

Brazil – 3.0%
BRMalls Participacoes S.A.	413	3,763
Hypermarcas S.A.	975	7,827
TIM Participacoes S.A.	1,254	5,828
TIM Participacoes S.A., ADR	80	1,883

		19,301

China – 4.0%
Baidu.com, Inc., ADR (A)	47	7,349
China Construction Bank Corporation	12,222	9,408
China Unicom Limited	5,470	8,534

		25,291

Denmark – 1.1%
TDC A/S	802	6,782

Finland – 1.0%
Nokia OYJ	992	6,521

France – 12.5%
Cap Gemini S.A.	152	9,042
Casino, Guichard-Perrachon	67	6,864
European Aeronautic Defence and Space Company	161	10,262
Gaz de France	380	9,539
Publicis Groupe S.A. (A)	108	8,587
Sanofi-Aventis	81	8,203
Total S.A.	297	17,265
Vinci	159	9,245

		79,007

Germany – 8.1%
Bayer AG	76	8,941
DaimlerChrysler AG, Registered Shares	203	15,808
Deutsche Bank AG	150	6,873
Deutsche Lufthansa AG	327	6,368
Dialog Semiconductor plc (A)	329	6,294
Siemens AG	59	7,138

		51,422

Hong Kong – 2.0%
Cheung Kong (Holdings) Limited	852	12,974

Israel – 1.8%
Teva Pharmaceutical Industries Limited, ADR	308	11,655

Japan – 18.3%
AISIN SEIKI CO., LTD.	213	9,052
Aozora Bank, Ltd.	627	1,856
Asahi Breweries, Ltd.	295	7,732
Chiyoda Corporation	830	9,964
Daito Trust Construction Co., Ltd	76	7,615
Fuji Media Holdings, Inc.	370	8,123

Honda Motor Co., Ltd.	253	9,599
Inpex Corp	592	6,974
Isuzu Motors Limited	1,100	7,229
Komatsu Ltd.	298	7,394
Nissin Kogyo Co., Ltd.	520	9,848
Shin-Etsu Chemical Co., Ltd.	130	7,954
Softbank Corp.	147	10,175
Sumitomo Mitsui Trust Holdings, Inc.	2,395	11,817

		115,332

Luxembourg – 1.5%
Acergy S.A.	470	9,776

Netherlands – 3.5%
ING Groep N.V., Certicaaten Van Aandelen (A)	1,290	14,571
Koninklijke Ahold N.V.	421	7,292

		21,863

Singapore – 1.2%
United Overseas Bank Limited	468	7,711

South Korea – 2.5%
Hyundai Mobis	29	7,617
Samsung Electronics Co., Ltd.	6	8,205

		15,822

Spain – 1.2%
Amadeus IT Holding, S.A.	206	7,310

Sweden – 3.7%
Investor AB, B Shares	316	9,602
Swedish Match AB	181	6,390
TeliaSonera AB	988	7,569

		23,561

Switzerland – 4.3%
Credit Suisse Group AG, Registered Shares	200	6,098
Credit Suisse Group, ADR	36	1,095
Nestle S.A., Registered Shares	155	10,832
Novartis AG, Registered Shares	120	9,201

		27,226

United Kingdom – 20.7%
Burberry Group plc	291	7,692
GlaxoSmithKline plc	578	14,573
Kingfisher plc	1,087	6,790
Petrofac Limited	400	9,091
Prudential plc	410	7,631
Reckitt Benckiser Group plc	104	7,608
Rio Tinto plc	241	11,771
Royal Dutch Shell plc, Class A	493	16,259
Shire plc	539	21,615
Standard Chartered plc	328	7,875
Unilever plc	248	9,778
Vodafone Group plc	2,846	9,951

		130,634

United States – 2.8%
Cognizant Technology Solutions Corporation, Class A (A)	88	7,265
Yahoo! Inc. (A)	312	10,336

		17,601

TOTAL COMMON STOCKS – 98.5%		$623,438
(Cost: $558,995)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.2%
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.080%, 10–18–13 (B)	$5,000	5,000
McCormick & Co. Inc., 0.160%, 10–1–13 (B)	2,802	2,802

		7,802

TOTAL SHORT-TERM SECURITIES – 1.2%		$7,802
(Cost: $7,802)

TOTAL INVESTMENT SECURITIES – 99.7%		$631,240
(Cost: $566,797)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,071

NET ASSETS – 100.0%		$633,311

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Barclays Capital, Inc.	37,300	10-23-13	$28	$—
Sell	Japanese Yen	Barclays Capital, Inc.	3,152,000	10-23-13	—	376
					$28	$376

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Dialog Semiconductor plc	Morgan Stanley & Co., Inc.	Call	28,205	October 2013	EUR15.14	$10	$(6)
	JPMorgan Chase Bank N.A.	Call	28,204	October 2013	15.39	13	(5)
	JPMorgan Chase Bank N.A.	Call	18,657	October 2013	15.49	10	(3)
	Morgan Stanley & Co., Inc.	Call	18,767	October 2013	15.78	7	(2)
	Morgan Stanley & Co., Inc.	Call	7,243	October 2013	15.91	3	(1)
Nissin Kogyo Co., Ltd.	JPMorgan Chase Bank N.A.	Call	92,000	October 2013	JPY2,035.03	28	(6)
	JPMorgan Chase Bank N.A.	Call	26,660	October 2013	2,088.91	7	(1)
						$78	$(24)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$90,346	$—	$—
Consumer Staples	71,737	—	—
Energy	59,364	—	—
Financials	115,967	—	—
Health Care	74,188	—	—
Industrials	50,371	—	—
Information Technology	62,322	—	—
Materials	32,112	—	—
Telecommunication Services	57,492	—	—
Utilities	9,539	—	—
Total Common Stocks	$623,438	$—	$—
Short-Term Securities	—	7,802	—
Total	$623,438	$7,802	$—
Forward Foreign Currency Contracts	$—	$28	$—
Liabilities
Forward Foreign Currency Contracts	$—	$376	$—
Written Options	$—	$24	$—

During the period ended September 30, 2013, securities totaling $881,618 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$566,797
Gross unrealized appreciation	78,224
Gross unrealized depreciation	(13,781)
Net unrealized appreciation	$64,443

SCHEDULE OF INVESTMENTS International Growth (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.1%
Coca-Cola Amatil Limited	311	$3,562
David Jones Limited	1,419	3,824
Telstra Corporation Limited, ADR	1,800	8,347

		15,733

Canada – 0.8%
Agrium Inc.	36	3,042

China – 0.8%
Ping An Insurance (Group) Company of China, Ltd., A Shares	499	2,913

Finland – 1.0%
Nokia OYJ	609	4,002

France – 15.4%
Alstom	94	3,338
Cap Gemini S.A.	120	7,117
Compagnie Generale des Etablissements Michelin, Class B	59	6,595
European Aeronautic Defence and Space Company	107	6,836
LVMH Moet Hennessy – Louis Vuitton	32	6,209
Safran	191	11,743
Sanofi-Aventis	71	7,179
Vinci	180	10,444

		59,461

Germany – 11.1%
adidas AG	41	4,426
Bayer AG	85	9,976
DaimlerChrysler AG, Registered Shares	126	9,838
Deutsche Lufthansa AG	239	4,661
Fresenius SE & Co. KGaA	64	7,899
Linde AG	21	4,086
SAP AG	26	1,908

		42,794

Hong Kong – 4.3%
Galaxy Entertainment Group Limited, ADR	1,689	11,847
Yue Yuen Industrial (Holdings) Limited	1,667	4,652

		16,499

India – 0.7%
NMDC Limited	1,387	2,660

Ireland – 1.4%
Smurfit Kappa Group plc	247	5,573

Israel – 2.0%
Teva Pharmaceutical Industries Limited, ADR	208	7,877

Japan – 16.5%
Bridgestone Corporation	216	7,856
Daihatsu Motor Co., Ltd.	180	3,479
Fuji Heavy Industries Ltd.	144	3,970
JGC Corporation	131	4,718
Komatsu Ltd.	176	4,357
Mitsubishi Corporation	273	5,513
Mitsubishi Electric Corporation	382	4,003
Mitsui & Co., Ltd.	184	2,666

Mizuho Financial Group, Inc.	2,096	4,542
Nissin Kogyo Co., Ltd.	288	5,454
ORIX Corporation	497	8,065
Sumitomo Corporation	283	3,801
Sumitomo Mitsui Trust Holdings, Inc.	328	1,618
Tokyo Electron Limited	78	4,153

		64,195

Mexico – 0.6%
Grupo Financiero Banorte, S.A.B. de C.V.	347	2,160

Netherlands – 2.2%
ASML Holding N.V., Ordinary Shares	84	8,325

Norway – 2.9%
Seadrill Limited	147	6,597
Yara International ASA	109	4,505

		11,102

South Korea – 3.6%
Hyundai Motor Company	33	7,780
Samsung Electronics Co., Ltd.	5	6,220

		14,000

Sweden – 2.9%
AB Volvo, Class B	395	5,922
Telefonaktiebolaget LM Ericsson, B Shares	404	5,377

		11,299

Switzerland – 4.4%
Credit Suisse Group AG, Registered Shares	171	5,237
Novartis AG, Registered Shares	89	6,838
Swatch Group Ltd (The), Bearer Shares	7	4,801

		16,876

Taiwan – 1.1%
MediaTek Incorporation	333	4,116

United Kingdom – 14.2%
Capita Group plc (The)	168	2,705
Diageo plc	301	9,582
Experian plc	350	6,670
GlaxoSmithKline plc	313	7,896
Lloyds Banking Group Plc (A)	5,505	6,558
Pearson plc	187	3,801
Prudential plc	375	6,996
Shire plc	271	10,872

		55,080

United States – 3.8%
InBev NV	94	9,406
Schlumberger Limited	59	5,193

		14,599

TOTAL COMMON STOCKS – 93.8%		$362,306
(Cost: $316,693)

PREFERRED STOCKS
Germany – 1.6%
Volkswagen AG, 2.260%	26	6,162

TOTAL PREFERRED STOCKS – 1.6%		$6,162
(Cost: $5,353)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
Exxon Mobil Corporation, 0.160%, 10–15–13 (B)	$5,000	4,999
John Deere Canada ULC (GTD by Deere & Company), 0.080%, 10–16–13 (B)	3,000	3,000
Prudential Funding, LLC (GTD by Prudential Financial, Inc.), 0.050%, 10–1–13 (B)	1,248	1,248
Verizon Communications Inc., 0.210%, 10–21–13 (B)	2,000	2,000

		11,247

Municipal Obligations – Taxable – 0.7%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.060%, 10–1–13 (C)	2,837	2,837
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.080%, 10–7–13 (C)	3	3

		2,840

United States Government Agency Obligations – 1.2%
Overseas Private Investment Corporation (GTD by United States Government), 0.130%, 10–7–13 (C)	4,649	4,649

TOTAL SHORT-TERM SECURITIES – 4.8%		$18,736
(Cost: $18,736)

TOTAL INVESTMENT SECURITIES – 100.2%		$387,204
(Cost: $340,782)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(609)

NET ASSETS – 100.0%		$386,595

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Societe Generale Bank	82,900	10-23-13	$—	$27
Sell	Japanese Yen	Goldman Sachs International	3,646,400	10-23-13	—	376
					$—	$403

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$84,531	$—	$—
Consumer Staples	22,550	—	—
Energy	11,790	—	—
Financials	38,088	—	—
Health Care	58,537	—	—
Industrials	77,379	—	—
Information Technology	41,218	—	—
Materials	19,866	—	—
Telecommunication Services	8,347	—	—
Total Common Stocks	$362,306	$—	$—
Preferred Stocks	6,162	—	—
Short-Term Securities	—	18,736	—
Total	$368,468	$18,736	$—
Liabilities
Forward Foreign Currency Contracts	$—	$403	$—

During the period ended September 30, 2013, securities totaling $323,638 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$340,782
Gross unrealized appreciation	58,031
Gross unrealized depreciation	(11,609)
Net unrealized appreciation	$46,422

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.6%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$2,000	$2,246

Apparel Retail – 0.7%
Limited Brands, Inc.,
8.500%, 6–15–19	2,000	2,385

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	1,000	998

Automobile Manufacturers – 1.3%
Nissan Motor Acceptance Corporation,
1.950%, 9–12–17 (A)	1,000	995
Toyota Motor Credit Corporation,
2.000%, 9–15–16	1,750	1,798
Volkswagen International Finance N.V.:
1.625%, 3–22–15 (A)	1,000	1,013
2.375%, 3–22–17 (A)	1,000	1,025

		4,831

Automobile Mfg. / Vehicle Parts – 0.4%
General Motors Co.,
3.500%, 10–2–18 (A)	1,500	1,496

Automotive Manufacturers – 0.3%
Hyundai Capital America,
1.875%, 8–9–16 (A)	1,000	1,004

Automotive Retail – 0.6%
Johnson Controls, Inc.,
1.750%, 3–1–14	2,000	2,010

Banking – 0.3%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,000	1,019

Beverage / Bottling – 0.3%
International CCE Inc.,
2.125%, 9–15–15	1,075	1,099

Brewers – 1.3%
Anheuser-Busch InBev SA/NV,
1.250%, 1–17–18	2,000	1,960
Heineken N.V.,
1.400%, 10–1–17 (A)	2,000	1,966
SABMiller Holdings Inc.,
1.850%, 1–15–15 (A)	500	506

		4,432

Broadcasting – 0.5%
CBS Corporation,
7.625%, 1–15–16	1,500	1,710

Cable & Satellite – 0.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,117
TCI Communications, Inc.,
8.750%, 8–1–15	1,415	1,613

		2,730

Coal & Consumable Fuels – 0.3%
Joy Global Inc.,
6.000%, 11–15–16	1,000	1,121

Consumer Finance – 3.5%
American Express Company,
7.000%, 3–19–18	1,000	1,205
American Express Credit Corporation,
1.300%, 7–29–16	1,500	1,509
American Honda Finance Corporation,
1.450%, 2–27–15 (A)	2,000	2,019
Capital One Financial Corporation:
2.150%, 3–23–15	1,000	1,016
6.750%, 9–15–17	1,000	1,176
Ford Motor Company LLC,
5.000%, 5–15–18	3,626	3,974
Penske Truck Leasing Co., LP and PTL Finance Corp.,
3.125%, 5–11–15 (A)	2,000	2,060

		12,959

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corporation,
5.250%, 12–1–17 (A)	3,000	3,074
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,116

		4,190

Department Stores – 0.3%
Macy’s Retail Holdings, Inc.,
7.450%, 7–15–17	1,000	1,185

Distillers & Vintners – 0.7%
Beam Inc.,
1.875%, 5–15–17	1,500	1,507
Diageo Capital plc,
5.750%, 10–23–17	1,000	1,150

		2,657

Diversified Banks – 2.4%
Bank of America Corporation,
5.650%, 5–1–18	1,000	1,129
Bank of Nova Scotia (The),
1.375%, 7–15–16	2,000	2,014
Barclays Bank plc,
2.375%, 1–13–14	1,500	1,508
HSBC Bank plc,
3.100%, 5–24–16 (A)	1,000	1,052
U.S. Bancorp,
2.200%, 11–15–16	1,000	1,030
Wachovia Corporation,
5.750%, 2–1–18	1,500	1,733

		8,466

Diversified Chemicals – 0.3%
Dow Chemical Company (The),
4.250%, 11–15–20	1,168	1,220

Diversified Metals & Mining – 0.5%
Rio Tinto Finance (USA) Limited,
2.250%, 9–20–16	1,500	1,537

Electric – 0.7%
Dayton Power & Light Company (The),
1.875%, 9–15–16 (A)	1,000	1,008
Mississippi Power Company,
2.350%, 10–15–16	1,500	1,545

		2,553

Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc.,
7.750%, 7–15–16	1,000	1,133

Environmental & Facilities Services – 0.6%
Republic Services, Inc.,
3.800%, 5–15–18	1,000	1,065
Waste Management, Inc.,
6.100%, 3–15–18	1,000	1,164

		2,229

Food Distributors – 1.2%
Campbell Soup Company,
3.375%, 8–15–14	2,000	2,052
ConAgra Foods, Inc.:
1.300%, 1–25–16	1,000	1,001
7.000%, 4–15–19	1,000	1,201

		4,254

Forest Products – 0.3%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	1,000	1,119

Health Care Services – 0.6%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	1,000	1,033
Quest Diagnostics Incorporated,
3.200%, 4–1–16	1,000	1,041

		2,074

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
2.750%, 8–15–16	1,000	1,030

Health Care Supply – 0.9%
Abbott Laboratories,
4.125%, 5–27–20	1,000	1,087
Express Scripts, Inc.,
7.250%, 6–15–19	1,000	1,224
Express Scripts Holding Company,
2.100%, 2–12–15	1,000	1,016

		3,327

Home Improvement Retail – 0.6%
Lowe’s Companies, Inc.,
2.125%, 4–15–16	2,000	2,060

Independent Finance – 0.3%
John Deere Capital Corporation,
1.200%, 10–10–17	1,000	985

Industrial Conglomerates – 0.5%
General Electric Capital Corporation,
5.625%, 5–1–18	1,500	1,721

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited,
2.875%, 1–15–19 (A)	1,000	997

Integrated Oil & Gas – 0.7%
Petro-Canada,
6.050%, 5–15–18	1,130	1,318
Shell International Finance B.V.,
4.300%, 9–22–19	1,000	1,104

		2,422

Integrated Telecommunication Services – 1.0%
AT&T Inc.,
5.800%, 2–15–19	1,000	1,152
CC Holdings GS V LLC,
2.381%, 12–15–17	1,000	986
Verizon Communications Inc.,
6.350%, 4–1–19	1,000	1,174

		3,312

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	1,000	1,043
7.500%, 2–15–19	1,000	1,209
Morgan Stanley,
4.100%, 1–26–15	1,836	1,902

		4,154

Leisure Products – 0.3%
Mattel, Inc.,
2.500%, 11–1–16	1,000	1,033

Life & Health Insurance – 1.1%
MetLife, Inc.:
5.000%, 6–15–15	1,553	1,663
6.817%, 8–15–18	1,058	1,280

Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,073

		4,016

Metal & Glass Containers – 0.3%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	1,000	1,170

Office Electronics – 0.3%
Xerox Corporation,
6.350%, 5–15–18	1,000	1,149

Oil & Gas – 0.8%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	3,000	3,004

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	1,000	1,186
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	1,000	1,022

		2,208

Oil & Gas Exploration & Production – 3.2%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	1,775	1,835
EOG Resources, Inc.,
4.100%, 2–1–21	1,000	1,059
EQT Corporation,
8.125%, 6–1–19	3,025	3,670
Marathon Oil Corporation,
0.900%, 11–1–15	2,000	1,999
Petrohawk Energy Corporation,
7.250%, 8–15–18	1,000	1,085
Plains Exploration & Production Company,
8.625%, 10–15–19	1,500	1,658

		11,306

Oil & Gas Storage & Transportation – 1.1%
Copano Energy, L.L.C. and Copano Energy Finance Corporation,
7.125%, 4–1–21	408	467
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.250%, 10–1–15	1,500	1,550
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	1,900	1,953

		3,970

Other Diversified Financial Services – 1.8%
Citigroup Inc.:
1.250%, 1–15–16	1,000	999
1.700%, 7–25–16	1,000	1,005
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	1,760	1,768
ING Bank N.V.,
2.375%, 6–9–14 (A)	1,000	1,011
JPMorgan Chase & Co.,
6.000%, 1–15–18	1,416	1,626

		6,409

Pharmaceuticals – 1.9%
AbbVie Inc.,
1.200%, 11–6–15	1,500	1,506
Merck Sharp & Dohme Corp.,
5.000%, 6–30–19	3,000	3,424
Mylan Inc.,
7.875%, 7–15–20 (A)	1,500	1,712

		6,642

Regional Banks – 0.6%
PNC Bank N.A.,
1.300%, 10–3–16	2,000	2,008

Restaurants – 0.3%
YUM! Brands, Inc.,
6.250%, 3–15–18	1,000	1,158

Retail Stores – 0.6%
Dollar General Corporation,
4.125%, 7–15–17	2,000	2,126

Semiconductors – 0.3%
Broadcom Corporation,
2.700%, 11–1–18	1,000	1,029

Service – Other – 0.7%
Cornell University,
5.450%, 2–1–19	2,500	2,907

Soft Drinks – 0.3%
Bottling Group, LLC,
5.125%, 1–15–19	1,000	1,138

Systems Software – 0.7%
CA, Inc.,
6.125%, 12–1–14	1,000	1,056
Oracle Corporation,
5.000%, 7–8–19	1,150	1,306

		2,362

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	1,000	1,075
American Tower Corporation,
5.900%, 11–1–21	1,000	1,055
Crown Castle International Corp.,
5.250%, 1–15–23	200	184

		2,314

TOTAL CORPORATE DEBT SECURITIES – 41.6%		$148,614
(Cost: $148,215)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.3%
Federal National Mortgage Association,
2.000%, 12–30–15	1,000	1,033

Mortgage-Backed Obligations – 6.7%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
2.500%, 12–15–41	2,474	2,497
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–39	1,853	1,806
4.000%, 5–25–39	2,096	2,192
3.000%, 11–25–39	598	617
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.680%, 2–1–21	1,907	2,011
4.375%, 6–1–21	1,976	2,161
5.500%, 10–1–21	1,674	1,811
5.500%, 11–1–22	638	690
5.000%, 4–1–24	467	507
4.000%, 12–1–31	4,488	4,805
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	2,424	2,444
2.000%, 3–16–42	2,481	2,419

		23,960

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 7.0%		$24,993
(Cost: $25,149)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.4%
United States Treasury Notes,
0.750%, 10–31–17	5,000	4,932

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.4%		$4,932
(Cost: $5,009)

SHORT–TERM SECURITIES
Commercial Paper – 50.2%
Air Products and Chemicals, Inc.,
0.060%, 10–30–13 (B)	10,000	10,000
Army & Air Force Exchange Service,
0.160%, 12–2–13 (B)	9,000	8,997
Automatic Data Processing Inc.,
0.050%, 10–2–13 (B)	5,000	5,000
Bank of Nova Scotia,
0.110%, 11–29–13 (B)	9,000	8,998
Bristol-Myers Squibb Company,
0.060%, 10–10–13 (B)	15,000	15,000
Campbell Soup Company,
0.130%, 11–26–13 (B)	9,000	8,998
Clorox Company (The),
0.250%, 11–4–13 (B)	6,000	5,999
CVS Caremark Corporation,
0.180%, 10–7–13 (B)	15,730	15,729
Diageo Capital plc (GTD by Diageo plc),
0.200%, 10–8–13 (B)	15,000	14,999
Exxon Mobil Corporation,
0.060%, 10–10–13 (B)	2,000	2,000
General Mills, Inc.,
0.130%, 10–28–13 (B)	15,000	14,998
Illinois Tool Works Inc.,
0.050%, 10–16–13 (B)	14,000	14,000
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.050%, 10–21–13 (B)	10,000	10,000
McCormick & Co. Inc.,
0.160%, 10–1–13 (B)	2,199	2,199
Novartis Finance Corp. (GTD by Novartis AG),
0.040%, 10–3–13 (B)	10,000	10,000
Target Corporation,
0.030%, 10–1–13 (B)	15,000	15,000
Virginia Electric and Power Company,
0.260%, 10–16–13 (B)	3,000	3,000
Walt Disney Company (The),
0.060%, 11–15–13 (B)	15,000	14,999

		179,916

Municipal Obligations – Taxable – 0.6%
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A,
0.070%, 10–7–13 (C)	2,000	2,000

TOTAL SHORT–TERM SECURITIES – 50.8%		$181,916
(Cost: $181,917)

TOTAL INVESTMENT SECURITIES – 100.8%		$360,455
(Cost: $360,290)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(2,819)

NET ASSETS – 100.0%		$357,636

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $29,261 or 8.2% of net assets.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$148,614	$—
United States Government Agency Obligations	—	24,993	—
United States Government Obligations	—	4,932	—
Short-Term Securities	—	181,916	—
Total	$—	$360,455	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$360,290
Gross unrealized appreciation	1,571
Gross unrealized depreciation	(1,406)
Net unrealized appreciation	$165

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 0.7%
Pacer International, Inc. (A)	80	$495

Alternative Carriers – 1.4%
inContact, Inc. (A)	71	585
Lumos Networks Corp.	19	403

		988

Apparel, Accessories & Luxury Goods – 1.6%
Movado Group, Inc.	25	1,085

Application Software – 1.4%
Callidus Software Inc. (A)	107	979

Asset Management & Custody Banks – 0.7%
Internet Capital Group, Inc. (A)	35	494

Auto Parts & Equipment – 1.2%
Amerigon Incorporated (A)	44	847

Automotive Retail – 0.4%
America’s Car-Mart, Inc. (A)	6	257

Biotechnology – 7.7%
Acceleron Pharma Inc. (A)	15	331
Achillion Pharmaceuticals, Inc. (A)	74	224
BIND Therapeutics, Inc. (A)	11	150
Clovis Oncology, Inc. (A)	10	590
Enanta Pharmaceuticals, Inc. (A)	44	997
KaloBios Pharmaceuticals, Inc. (A)	53	238
LipoScience, Inc. (A)	48	241
NewLink Genetics Corporation (A)	30	562
Repligen Corporation (A)	28	312
Synergy Pharmaceuticals Inc. (A)	82	372
Vanda Pharmaceuticals Inc. (A)	51	562
Verastem, Inc. (A)	52	642

		5,221

Broadcasting – 0.4%
Entravision Communications Corporation	50	293

Building Products – 3.4%
American Woodmark Corporation (A)	20	702
Builders FirstSource, Inc. (A)	118	693
NCI Building Systems, Inc. (A)	33	419
PGT, Inc. (A)	45	447

		2,261

Casinos & Gaming – 1.8%
Multimedia Games Holding Company, Inc. (A)	35	1,206

Commercial Printing – 0.6%
InnerWorkings, Inc. (A)	41	404

Communications Equipment – 4.2%
Applied Optoelectronics, Inc. (A)	28	284
Ixia (A)	27	426
Procera Networks, Inc. (A)	37	567
Ruckus Wireless, Inc (A)	24	407
ShoreTel, Inc. (A)	67	404
Ubiquiti Networks, Inc.	23	780

		2,868

Computer Storage & Peripherals – 1.6%
Datalink Corporation (A)	50	682
Immersion Corporation (A)	29	381

		1,063

Construction & Farm Machinery & Heavy Trucks – 2.3%
Commercial Vehicle Group, Inc. (A)	31	244
Greenbrier Companies, Inc. (The) (A)	22	549
Wabash National Corporation (A)	66	769

		1,562

Consumer Finance – 1.6%
Regional Management Corp. (A)	33	1,052

Electrical Components & Equipment – 0.1%
LSI Industries Inc.	12	100

Electronic Equipment & Instruments – 1.0%
Control4 Corporation (A)	15	262
CUI Global, Inc. (A)	68	390

		652

Electronic Manufacturing Services – 0.2%
Uni-Pixel, Inc. (A)	8	145

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	23	534

Food Retail – 2.2%
Natural Grocers by Vitamin Cottage, Inc. (A)	37	1,477

Health Care Equipment – 4.1%
Cardiovascular Systems Inc. (A)	22	445
Cynosure, Inc., Class A (A)	29	655
Rockwell Medical, Inc. (A)	69	791
Sunshine Heart, Inc. (A)	59	684
Syneron Medical Ltd. (A)	24	209

		2,784

Health Care Supplies – 4.7%
Quidel Corporation (A)	52	1,477
Spectranetics Corporation (The) (A)	68	1,143
TearLab Corp. (A)	54	592

		3,212

Health Care Technology – 2.2%
HealthStream, Inc. (A)	30	1,147
Streamline Health Solutions, Inc. (A)	44	331

		1,478

Heavy Electrical Equipment – 0.9%
Power Solutions International, Inc. (A)	2	101
PowerSecure International, Inc. (A)	31	499

		600

Home Improvement Retail – 0.7%
Tile Shop Holdings, Inc. (A)	16	460

Homebuilding – 1.1%
M/I Homes, Inc. (A)	25	519
Wiliam Lyon Homes, Class A (A)	12	234

		753

Homefurnishing Retail – 0.8%
Kirkland’s, Inc. (A)	30	555

Internet Software & Services – 7.9%
Boingo Wireless, Inc. (A)	40	283
Envestnet, Inc. (A)	34	1,063
Gogo Inc. (A)	26	462
Move, Inc. (A)	65	1,106
Responsys, Inc. (A)	41	675
SciQuest, Inc. (A)	12	265
SPS Commerce, Inc. (A)	20	1,359
Tremor Video, Inc. (A)	16	145

		5,358

IT Consulting & Other Services – 2.1%
InterXion Holding N.V. (A)	25	549
Official Payments Holdings, Inc. (A)	35	289
Virtusa Corporation (A)	21	607

		1,445

Leisure Facilities – 0.6%
Town Sports International Holdings, Inc.	32	410

Leisure Products – 3.1%
Arctic Cat Inc.	21	1,203
Black Diamond, Inc. (A)	34	416
Nautilus Group, Inc. (The) (A)	70	502

		2,121

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	16	571

Movies & Entertainment – 1.4%
Rentrak Corporation (A)	30	985

Oil & Gas Drilling – 0.6%
Pioneer Drilling Company (A)	58	434

Oil & Gas Equipment & Services – 3.3%
Basic Energy Services, Inc. (A)	63	795
RigNet, Inc. (A)	26	941
Willbros Group, Inc. (A)	55	509

		2,245

Oil & Gas Exploration & Production – 1.7%
Emerald Oil, Inc. (A)	99	709
Triangle Petroleum Corporation (A)	44	429

		1,138

Packaged Foods & Meats – 0.5%
Inventure Foods, Inc. (A)	35	365

Personal Products – 0.9%
Inter Parfums, Inc.	21	630

Pharmaceuticals – 1.4%
NuPathe Inc. (A)	37	89
Pacira Pharmaceuticals, Inc. (A)	18	861

		950

Regional Banks – 0.9%
TriState Capital Holdings, Inc. (A)	46	594

Restaurants – 6.2%
Chuy’s Holdings, Inc. (A)	24	858
Del Frisco’s Restaurant Group, Inc. (A)	28	569
Diversified Restaurant Holdings, Inc. (A)	31	206
Fiesta Restaurant Group, Inc. (A)	27	1,024
Noodles & Company, Class A (A)	7	316
Red Robin Gourmet Burgers, Inc. (A)	10	704
Ruth’s Hospitality Group, Inc.	42	497

		4,174

Security & Alarm Services – 0.5%
MiX Telematics Limited ADR (A)	24	351

Semiconductor Equipment – 1.8%
FormFactor, Inc. (A)	49	335
Nanometrics Incorporated (A)	28	444
Nova Measuring Instruments Ltd. (A)	48	424

		1,203

Semiconductors – 2.4%
Exar Corporation (A)	37	499
MagnaChip Semiconductor Corporation (A)	24	512
RDA Microelectronics, Inc., ADR	43	653

		1,664

Steel – 0.5%
Universal Stainless & Alloy Products, Inc. (A)	11	348

Systems Software – 3.6%
Covisint Corporation (A)	9	109
Gigamon Inc. (A)	19	734
Imperva, Inc. (A)	13	529
Proofpoint, Inc. (A)	33	1,060

		2,432

Thrifts & Mortgage Finance – 0.6%
PennyMac Financial Services, Inc., Class A (A)	24	442

Trading Companies & Distributors – 1.7%
DXP Enterprises, Inc. (A)	14	1,137

Trucking – 2.9%
Celadon Group, Inc.	33	607
Marten Transport, Ltd.	29	493
Roadrunner Transportation Systems, Inc. (A)	32	895

		1,995

Wireless Telecommunication Service – 0.2%
RingCentral, Inc., Class A (A)	7	130

TOTAL COMMON STOCKS – 95.4%		$64,947
(Cost: $45,402)

SHORT-TERM SECURITIES	Principal
Master Note – 5.9%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (B)	$3,998	3,998

TOTAL SHORT-TERM SECURITIES – 5.9%		$3,998
(Cost: $3,998)

TOTAL INVESTMENT SECURITIES – 101.3%		$68,945
(Cost: $49,400)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(879)

NET ASSETS – 100.0%		$68,066

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$64,947	$—	$—
Short-Term Securities	—	3,998	—
Total	$64,947	$3,998	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$49,400
Gross unrealized appreciation	21,560
Gross unrealized depreciation	(2,015)
Net unrealized appreciation	$19,545

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	188	$8,279

Apparel Retail – 1.1%
DSW Inc., Class A	51	4,330

Apparel, Accessories & Luxury Goods – 6.0%
Burberry Group plc (A)	166	4,383
Michael Kors Holdings Limited (B)	59	4,367
Tumi Holdings, Inc. (B)	98	1,984
Under Armour, Inc., Class A (B)	103	8,218
V.F. Corporation	26	5,265

		24,217

Application Software – 3.6%
ANSYS, Inc. (B)	70	6,022
Solera Holdings, Inc.	91	4,803
Ultimate Software Group, Inc. (The) (B)	24	3,560

		14,385

Asset Management & Custody Banks – 2.9%
Northern Trust Corporation	155	8,415
Oaktree Capital Group, LLC	59	3,062

		11,477

Auto Parts & Equipment – 1.4%
Gentex Corporation	210	5,361

Automotive Retail – 2.4%
CarMax, Inc. (B)	202	9,766

Biotechnology – 1.0%
Medivation, Inc. (B)	65	3,896

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	177	7,362

Coal & Consumable Fuels – 1.0%
Joy Global Inc.	77	3,920

Communications Equipment – 2.4%
Aruba Networks, Inc. (B)	223	3,712
F5 Networks, Inc. (B)	58	4,956
Palo Alto Networks, Inc. (B)	16	729

		9,397

Computer Storage & Peripherals – 1.9%
Fusion-io, Inc. (B)	201	2,685
NetApp, Inc.	113	4,809

		7,494

Consumer Electronics – 2.0%
Harman International Industries, Incorporated	117	7,769

Data Processing & Outsourced Services – 1.9%
Vantiv, Inc., Class A (B)	274	7,657

Department Stores – 1.2%
Nordstrom, Inc.	85	4,766

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	58	3,969

Distributors – 2.1%
LKQ Corporation (B)	257	8,174

Electrical Components & Equipment – 2.7%
Polypore International, Inc. (B)	161	6,593
Roper Industries, Inc.	29	3,873

		10,466

Electronic Manufacturing Services – 1.4%
Trimble Navigation Limited (B)	182	5,395

Environmental & Facilities Services – 1.3%
Stericycle, Inc. (B)	45	5,239

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	78	4,309

Health Care Distributors – 1.7%
Henry Schein, Inc. (B)	64	6,647

Health Care Equipment – 5.0%
Intuitive Surgical, Inc. (B)	13	5,023
Varian Medical Systems, Inc. (B)	116	8,695
Zimmer Holdings, Inc.	71	5,865

		19,583

Health Care Facilities – 1.9%
Acadia Healthcare Company, Inc. (B)	55	2,175
Hologic, Inc. (B)	267	5,521

		7,696

Health Care Services – 0.4%
Premier Inc. (B)	50	1,579

Health Care Supplies – 0.5%
DENTSPLY International Inc.	44	1,925

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	77	4,339

Hotels, Resorts & Cruise Lines – 1.3%
Norwegian Cruise Line Holdings Ltd. (B)	164	5,056

Industrial Machinery – 4.7%
Graco Inc.	42	3,129
IDEX Corporation	102	6,662
Pall Corporation	116	8,922

		18,713

Internet Software & Services – 2.1%
OpenTable, Inc. (B)	54	3,796
Zillow, Inc. (B)	52	4,421

		8,217

IT Consulting & Other Services – 2.0%
Teradata Corporation (B)	139	7,706

Leisure Products – 1.0%
Mattel, Inc.	96	4,031

Life Sciences Tools & Services – 1.5%
Agilent Technologies, Inc.	114	5,863

Oil & Gas Drilling – 1.1%
Patterson-UTI Energy, Inc.	204	4,355

Oil & Gas Equipment & Services – 1.1%
Dril-Quip, Inc. (B)	39	4,464

Oil & Gas Exploration & Production – 4.0%
Cabot Oil & Gas Corporation	117	4,348
Continental Resources, Inc. (B)	53	5,647
Southwestern Energy Company (B)	157	5,715

		15,710

Packaged Foods & Meats – 3.1%
Hain Celestial Group, Inc. (The) (B)	83	6,393
Mead Johnson Nutrition Company	80	5,967

		12,360

Personal Products – 1.0%
Coty Inc., Class A	246	3,988

Regional Banks – 5.1%
First Republic Bank	176	8,215
Signature Bank (B)	88	8,013
UMB Financial Corporation	69	3,747

		19,975

Research & Consulting Services – 1.0%
Verisk Analytics, Inc., Class A (B)	61	3,933

Restaurants – 2.1%
Dunkin’ Brands Group, Inc.	182	8,215

Semiconductors – 4.2%
Cavium Inc. (B)	78	3,207
Microchip Technology Incorporated	252	10,136
Skyworks Solutions, Inc. (B)	133	3,298

		16,641

Specialty Stores – 2.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	75	8,936

Systems Software – 0.9%
ServiceNow, Inc. (B)	71	3,709

Trading Companies & Distributors – 2.3%
Fastenal Company	184	9,228

TOTAL COMMON STOCKS – 93.8%		$370,497
(Cost: $292,233)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Index,
Put $3,140.00, Expires 10–19–13	77	131
Russell 2000 Index,
Put $1,045.00, Expires 10–19–13	326	269
SPDR S&P MidCap 400 ETF Trust:
Put $220.00, Expires 10–19–13	962	152
Put $225.00, Expires 10–19–13	787	230

TOTAL PURCHASED OPTIONS – 0.2%		$782
(Cost: $810)
SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
Coca-Cola Company (The),
0.060%, 12–3–13 (C)	$3,000	3,000
Danaher Corporation,
0.090%, 10–1–13 (C)	8,000	8,000
L Air Liquide S.A.,
0.130%, 10–11–13 (C)	3,000	3,000

		14,000

Master Note – 1.9%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (D)	7,590	7,590

TOTAL SHORT-TERM SECURITIES – 5.5%	$21,590
(Cost: $21,589)

TOTAL INVESTMENT SECURITIES – 99.5%	$392,869
(Cost: $314,632)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	1,921

NET ASSETS – 100.0%	$394,790

Notes to Schedule of Investments

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the yield to maturity at September 30, 2013.

(D) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$370,497	$—	$—
Purchased Options	782	—	—
Short-Term Securities	—	21,590	—
Total	$371,279	$21,590	$—

During the period ended September 30, 2013, securities totaling $3,331 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$314,632
Gross unrealized appreciation	84,716
Gross unrealized depreciation	(6,479)
Net unrealized appreciation	$78,237

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile: 0.225%, 10–9–13	$2,700	$2,700
0.410%, 10–22–13 (A)	3,800	3,800
0.220%, 1–10–14	3,000	3,000
Bank of America, N.A.: 0.220%, 10–15–13	3,500	3,500
0.260%, 11–21–13	6,900	6,900
0.210%, 11–25–13	5,700	5,700
Citibank, N.A.: 0.260%, 11–1–13	3,800	3,800
0.260%, 11–4–13	4,000	4,000
0.170%, 11–25–13	5,900	5,900
0.170%, 11–26–13	4,500	4,500

Total Certificate Of Deposit – 9.9%		43,800
Commercial Paper
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB): 0.190%, 11–4–13 (B)	765	765
0.200%, 11–12–13 (B)	2,736	2,735
0.230%, 11–18–13 (B)	4,000	3,999
0.200%, 11–22–13 (B)	13,000	12,996
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited): 0.120%, 11–20–13 (B)	1,300	1,300
0.130%, 12–18–13 (B)	1,500	1,499
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.190%, 10–18–13 (B)	6,000	5,999
Corporacion Andina de Fomento: 0.431%, 10–8–13 (B)	4,000	4,000
0.380%, 10–28–13 (B)	3,250	3,249
0.180%, 11–18–13 (B)	5,000	4,999
0.300%, 11–26–13 (B)	5,000	4,998
0.160%, 12–3–13 (B)	2,000	1,999
Danaher Corporation, 0.090%, 10–24–13 (B)	3,000	3,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.100%, 10–2–13 (B)	5,000	5,000
ICICI Bank Limited (GTD by Bank of America, N.A.), 0.260%, 12–6–13 (B)	15,250	15,243
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.): 0.190%, 10–23–13 (B)	750	750
0.290%, 12–17–13 (B)	4,750	4,747
J.P. Morgan Chase & Co., 0.350%, 10–22–13 (A)(B)	1,902	1,902
L Air Liquide S.A., 0.170%, 10–28–13 (B)	2,200	2,200
National Oilwell Varco, Inc., 0.120%, 11–26–13 (B)	10,500	10,498
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.050%, 10–1–13 (B)	1,000	1,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 10–31–13 (B)	4,000	3,999
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia), 0.120%, 10–3–13 (B)	3,224	3,224
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.230%, 10–31–13 (B)	6,000	5,999

St. Jude Medical, Inc.: 0.140%, 10–15–13 (B)	2,000	2,000
0.170%, 10–25–13 (B)	10,371	10,370
0.180%, 11–12–13 (B)	6,700	6,698
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.120%, 10–7–13 (B)	2,679	2,679
Wisconsin Electric Power Co., 0.100%, 10–1–13 (B)	4,630	4,630

Total Commercial Paper – 30.0%		132,477
Master Note
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (C)	7,362	7,362

Total Master Note – 1.7%		7,362
Notes
American Honda Finance Corp., 1.850%, 9–19–14	3,000	3,043
American Honda Finance Corp. (GTD by Honda Motor Co.): 0.288%, 10–17–13 (C)	7,300	7,300
0.300%, 11–8–13 (C)	5,035	5,035
0.280%, 12–5–13 (C)	3,450	3,450
Banco del Estado de Chile, 0.390%, 10–22–13 (C)	10,000	10,000
Bank of Nova Scotia: 0.240%, 10–1–13 (C)	2,500	2,500
0.520%, 10–3–13 (C)	3,500	3,502
Caterpillar Financial Services Corporation, 6.125%, 2–17–14	3,400	3,475
Coca–Cola Company (The), 0.750%, 11–15–13	1,700	1,701
Danaher Corporation, 1.300%, 6–23–14	3,200	3,223
General Electric Capital Corporation: 0.900%, 10–7–13 (C)	3,600	3,611
2.100%, 1–7–14	4,370	4,390
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.560%, 11–26–13 (C)	1,500	1,500
J.P. Morgan Chase & Co.: 0.350%, 10–22–13 (C)	1,650	1,650
1.060%, 10–24–13 (C)	1,300	1,303
0.340%, 12–14–13 (C)	4,750	4,750
2.050%, 1–24–14	1,229	1,235
4.650%, 6–1–14	7,000	7,192
John Deere Capital Corporation: 0.370%, 10–12–13 (C)	900	901
1.600%, 3–3–14	740	744
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank, N.A.), 0.070%, 10–7–13 (C)	5,500	5,500
Kimberly-Clark Corporation, 4.215%, 12–19–13	4,600	4,639
Overseas Private Investment Corporation (GTD by United States Government), 0.130%, 10–4–13	6,000	6,000
PACCAR Financial Corp., 0.500%, 12–8–13 (C)	3,500	3,506
PepsiCo, Inc., 0.875%, 10–25–13	1,250	1,251

SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank, N.A.), 0.080%, 10–7–13 (C)
Target Corporation,	5,000	5,000
0.430%, 10–18–13 (C)	2,300	2,304
Toyota Motor Credit Corporation: 0.260%, 10–1–13 (C)	3,000	3,000
0.260%, 11–22–13 (C)	8,000	8,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 10–7–13 (C)	1,032	1,032
Wells Fargo & Company, 3.750%, 10–1–14	5,800	5,991
Wells Fargo Bank, N.A.: 0.320%, 10–20–13 (C)	3,000	3,000
0.310%, 12–11–13 (C)	3,500	3,500
0.300%, 12–17–13 (C)	4,500	4,500

Total Notes – 28.9%		127,728

TOTAL CORPORATE OBLIGATIONS – 70.5%		$311,367
(Cost: $311,367)

MUNICIPAL OBLIGATIONS
California – 5.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.040%, 10–1–13 (C)	900	900
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.050%, 10–1–13 (C)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.050%, 10–1–13 (C)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.060%, 10–1–13 (C)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.070%, 10–7–13 (C)	6,200	6,200
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.060%, 10–7–13 (C)	5,000	5,000
Muni Impvt Corp of Los Angeles, Lease Rev, Ser B-1 (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.150%, 12–9–13 (C)	2,000	2,000

		23,293

Colorado – 2.2%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.110%, 10–7–13 (C)	4,200	4,200
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.080%, 10–7–13 (C)	3,145	3,145

Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.070%, 10–7–13 (C)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.): 0.120%, 10–7–13 (C)	1,500	1,500
0.300%, 10–7–13 (C)	550	550

		9,645

Georgia – 3.4%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.080%, 10–1–13 (C)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.150%, 10–8–13 (C)	12,931	12,931

		15,206

Illinois – 0.4%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.070%, 10–7–13 (C)	640	640
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.070%, 10–1–13 (C)	1,000	1,000

		1,640

Iowa – 0.3%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center), 0.080%, 10–1–13 (C)	1,165	1,165

Louisiana – 1.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.060%, 10–1–13 (C)	1,941	1,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.080%, 10–7–13 (C)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.060%, 10–1–13 (C)	1,600	1,600

		5,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.140%, 10–7–13 (C)	525	525

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.060%, 10–1–13 (C)	1,900	1,900

Mississippi – 5.5%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.060%, 10–1–13 (C)	11,700	11,700
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.060%, 10–1–13 (C)	4,820	4,820
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.050%, 10–1–13 (C)	4,332	4,332
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.050%, 10–1–13 (C)	3,300	3,300

		24,152

Missouri – 0.3%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.170%, 10–7–13 (C)	1,340	1,340

New York – 2.1%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.050%, 10–7–13 (C)	2,000	2,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.050%, 10–7–13 (C)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.090%, 10–7–13 (C)	900	900
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.080%, 10–7–13 (C)	1,600	1,600
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.), 0.090%, 10–7–13 (C)	3,000	3,000

		9,300

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.080%, 10–7–13 (C)	700	700

Texas – 4.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.070%, 10–7–13 (C)	9,055	9,055
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.060%, 10–1–13 (C)	2,250	2,250

Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.060%, 10–1–13 (C)	8,720	8,720

		20,025

Wisconsin – 1.2%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.090%, 10–7–13 (C)	5,100	5,100

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.050%, 10–1–13 (C)	1,906	1,906

TOTAL MUNICIPAL OBLIGATIONS – 27.6%		$121,788
(Cost: $121,788)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government): 0.130%, 10–2–13 (C)	1,654	1,654
0.130%, 10–7–13 (C)	2,250	2,250
0.130%, 10–7–13 (C)	1,833	1,833
0.130%, 10–7–13 (C)	995	995
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.510%, 10–30–13 (C)	861	861

Total United States Government Agency Obligations – 1.7%		7,593

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.7%		$7,593
(Cost: $7,593)

TOTAL INVESTMENT SECURITIES – 99.8%		$440,748
(Cost: $440,748)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		746

NET ASSETS – 100.0%		$441,494

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$311,367	$—
Municipal Obligations	—	121,788	—
United States Government Agency Obligations	—	7,593	—
Total	$—	$440,748	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$440,748
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Airport Services – 0.1%
Macquarie Infrastructure Company Trust	1	$32

Diversified REITs – 2.2%
Spirit Realty Capital, Inc.	20	187
Vornado Realty Trust	9	723

		910

Health Care Facilities – 0.8%
Brookdale Senior Living, Inc. (A)	12	316

Homebuilding – 1.3%
Lennar Corporation (B)	4	138
Toll Brothers, Inc. (A)	7	217
WCI Communities, Inc. (A)	10	171

		526

Hotels, Resorts & Cruise Lines – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	4	253

Industrial REITs – 5.5%
EastGroup Properties, Inc.	7	410
ProLogis	46	1,716
Pure Industrial Real Estate Trust (C)	30	128

		2,254

Investment Banking & Brokerage – 0.2%
Direxion Daily Real Estate Bull 3X Shares Fund	2	91

Mortgage REITs – 1.2%
Colony Financial, Inc.	14	280
Starwood Property Trust, Inc.	8	201

		481

Office REITs – 12.3%
BioMed Realty Trust, Inc.	29	541
Boston Properties, Inc.	16	1,668
Duke Realty Corporation	39	607
Hudson Pacific Properties, Inc.	20	387
Kilroy Realty Corporation	12	584
Parkway Properties, Inc.	26	465
SL Green Realty Corp.	9	773

		5,025

Office Services & Supplies – 0.6%
CyrusOne Inc.	13	243

Real Estate Operating Companies – 1.0%
Forest City Enterprises, Inc., Class A (A)	22	418

Residential REITs – 17.8%
American Campus Communities, Inc.	14	468
Apartment Investment and Management Company, Class A	15	431
AvalonBay Communities, Inc.	12	1,525
Boardwalk Real Estate Investment Trust (C)	5	257
Camden Property Trust	13	805
Campus Crest Communities, Inc.	14	149
Colonial Properties Trust	7	151
Equity Residential	30	1,608
Essex Property Trust, Inc.	6	864
Mid-America Apartment Communities, Inc.	9	575
Post Properties	10	432

		7,265

Retail REITs – 26.8%
Acadia Realty Trust	18	449
Agree Realty Corporation	10	290
AmREIT, Inc., Class B	9	149
CBL & Associates Properties, Inc.	24	466
DDR Corp.	47	731
Equity One, Inc.	10	210
Federal Realty Investment Trust	4	426
General Growth Properties, Inc.	48	926
Kimco Realty Corporation	30	597
Kite Realty Group Trust	50	298
Macerich Company (The)	15	823
RioCan Real Estate Investment Trust (C)	17	403
Simon Property Group, Inc.	27	4,022
Tanger Factory Outlet Centers, Inc.	19	624
Taubman Centers, Inc.	7	438
Weingarten Realty Investors	1	41

		10,893

Specialized REITs – 23.0%
CubeSmart	31	558
Extra Space Storage Inc.	8	348
HCP, Inc.	29	1,196
Health Care REIT, Inc.	18	1,117
Hersha Hospitality Trust	38	210
Host Hotels & Resorts, Inc.	66	1,172
LaSalle Hotel Properties	8	239
Plum Creek Timber Company, Inc.	2	84
Public Storage, Inc.	11	1,830
Rayonier Inc.	4	206
Sovran Self Storage, Inc.	4	288
Summit Hotel Properties, Inc.	43	393
Sunstone Hotel Investors, Inc.	28	358
Ventas, Inc.	22	1,362

		9,361

Wireless Telecommunication Service – 1.9%
American Tower Corporation, Class A	6	452
SBA Communications Corporation (A)	4	306

		758

TOTAL COMMON STOCKS – 95.3%		$38,826
(Cost: $36,354)

PREFERRED STOCKS
Office REITs – 1.9%
Digital Realty Trust, Inc., Series E, 7.000%	15	780

Specialized REITs – 0.5%
Pebblebrook Hotel Trust, Series B, 8.000%	8	199

TOTAL PREFERRED STOCKS – 2.4%		$979
(Cost: $1,052)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corporation, 0.100%, 10-2-13 (D)	$834	834

TOTAL SHORT-TERM SECURITIES – 2.0%		$834
(Cost: $834)

TOTAL INVESTMENT SECURITIES – 99.7%		$40,639
(Cost: $38,240)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	$122

NET ASSETS – 100.0%	$40,761

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Lennar Corporation	N/A	Call	20	October 2013	$39.00	$1	$—	*

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$38,826		$—	$—
Preferred Stocks	979		—	—
Short-Term Securities	—		834	—
Total	$39,805		$834	$—
Liabilities
Written Options	$—	*	$—	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$38,240
Gross unrealized appreciation	4,016
Gross unrealized depreciation	(1,617)
Net unrealized appreciation	$2,399

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	125	$2,651

Application Software – 8.8%
ACI Worldwide, Inc. (A)	270	14,575
Aspen Technology, Inc. (A)	714	24,675
Silver Spring Networks, Inc. (A)	179	3,109

		42,359

Biotechnology – 7.3%
ARIAD Pharmaceuticals, Inc. (A)	391	7,200
bluebird bio, Inc. (A)	59	1,580
Isis Pharmaceuticals, Inc. (A)	288	10,793
Vertex Pharmaceuticals Incorporated (A)	204	15,466

		35,039

Commodity Chemicals – 0.2%
BioAmber Inc. (A)	206	1,011

Communications Equipment – 1.5%
Cisco Systems, Inc.	308	7,202

Computer Hardware – 1.8%
Apple Inc.	18	8,725

Construction & Engineering – 0.4%
Abengoa, S.A., Class B (B)	592	1,722

Consumer Electronics – 1.8%
Harman International Industries, Incorporated	129	8,564

Data Processing & Outsourced Services – 11.4%
Alliance Data Systems Corporation (A)	110	23,176
Euronet Worldwide, Inc. (A)	357	14,217
EVERTEC, Inc.	148	3,276
QIWI plc, ADR	145	4,539
WNS (Holdings) Limited, ADR (A)	445	9,439

		54,647

Electronic Components – 1.3%
Universal Display Corporation (A)	198	6,342

Electronic Equipment & Instruments – 0.9%
Itron, Inc. (A)	101	4,304

Fertilizers & Agricultural Chemicals – 2.1%
Marrone Bio Innovations, Inc. (A)	68	1,146
Monsanto Company	83	8,673

		9,819

Health Care Equipment – 2.8%
Boston Scientific Corporation (A)	656	7,702
Volcano Corporation (A)	245	5,856

		13,558

Health Care Facilities – 1.0%
Hologic, Inc. (A)	238	4,911

Health Care Services – 0.6%
Envision Healthcare Holdings, Inc. (A)	29	742
Fleury S.A. (B)	278	2,267

		3,009

Health Care Technology – 2.0%
Cerner Corporation (A)	182	9,559

Industrial Machinery – 4.3%
ESCO Technologies Inc.	194	6,440
Pentair, Inc.	216	14,039

		20,479

Integrated Telecommunication Services – 1.6%
China Unicom Limited (B)	3,044	4,749
Windstream Corporation	354	2,830

		7,579

Internet Software & Services – 6.8%
21Vianet Group, Inc., ADR (A)	176	2,896
Facebook, Inc., Class A (A)	299	15,042
Google Inc., Class A (A)	17	14,978

		32,916

IT Consulting & Other Services – 7.6%
Acxiom Corporation (A)	618	17,540
EPAM Systems, Inc. (A)	140	4,840
iGATE Corporation (A)	427	11,854
Leidos Holdings, Inc.	2	77
SK C&C Co., Ltd. (B)	23	2,428

		36,739

Managed Health Care – 3.9%
Odontoprev S.A. (B)	794	3,506
UnitedHealth Group Incorporated	214	15,317

		18,823

Movies & Entertainment – 0.6%
News Corporation Limited, Class A	92	3,082

Office Services & Supplies – 0.1%
CyrusOne Inc.	29	549

Pharmaceuticals – 0.1%
Shire Pharmaceuticals Group plc, ADR	3	300

Research & Consulting Services – 0.6%
Qualicorp S.A. (A)(B)	332	3,023

Semiconductor Equipment – 1.9%
Applied Materials, Inc.	205	3,599
Nanometrics Incorporated (A)	152	2,444
Photronics, Inc. (A)	420	3,291

		9,334

Semiconductors – 20.7%
Cree, Inc. (A)	425	25,604
Cypress Semiconductor Corporation	574	5,361
Marvell Technology Group Ltd.	497	5,710
Micron Technology, Inc. (A)	2,272	39,689
Microsemi Corporation (A)	233	5,638
Rambus Inc. (A)	344	3,230
Samsung Electronics Co., Ltd. (B)	11	13,611
Spansion Inc. (A)	55	556

		99,399

Systems Software – 2.3%
Microsoft Corporation	326	10,849

TOTAL COMMON STOCKS – 95.0%		$456,494
(Cost: $294,287)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5–9–17 (C)	201	161

TOTAL WARRANTS – 0.0%		$161
(Cost: $24)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.8%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (D)	$2,230	2,176
Rambus Inc., Convertible, 1.125%, 8–15–18 (D)	1,696	1,754

		3,930

TOTAL CORPORATE DEBT SECURITIES – 0.8%		$3,930
(Cost: $3,918)

SHORT-TERM SECURITIES
Commercial Paper – 1.9%
McCormick & Co. Inc., 0.160%, 10–1–13 (E)	2,000	2,000
Prudential Funding, LLC (GTD by Prudential Financial, Inc.), 0.050%, 10–1–13 (E)	4,034	4,034
Roche Holdings, Inc., 0.050%, 10–1–13 (E)	3,000	3,000

		9,034

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (F)	2,807	2,807

Municipal Obligations – Taxable – 1.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.060%, 10–1–13 (F)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 3.5%		$16,841
(Cost: $16,841)

TOTAL INVESTMENT SECURITIES – 99.3%		$477,426
(Cost: $315,070)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		3,455

NET ASSETS – 100.0%		$480,881

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $3,930 or 0.8% of net assets.

(E)	Rate shown is the yield to maturity at September 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$11,646	$—	$—
Consumer Staples	2,651	—	—
Health Care	85,199	—	—
Industrials	25,773	—	—
Information Technology	312,816	—	—
Materials	10,830	—	—
Telecommunication Services	7,579	—	—
Total Common Stocks	$456,494	$—	$—
Warrants	161	—	—
Corporate Debt Securities	—	3,930	—
Short-Term Securities	—	16,841	—
Total	$456,655	$20,771	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$315,070
Gross unrealized appreciation	170,835
Gross unrealized depreciation	(8,479)
Net unrealized appreciation	$162,356

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.6%
Huntington Ingalls Industries, Inc.	210	$14,138

Apparel Retail – 2.6%
Francesca’s Holdings Corporation (A)	162	3,024
Stage Stores, Inc.	199	3,821
Zumiez Inc. (A)	266	7,326

		14,171

Apparel, Accessories & Luxury Goods – 2.1%
Under Armour, Inc., Class A (A)	148	11,736

Application Software – 7.7%
BroadSoft, Inc. (A)	363	13,063
Synchronoss Technologies, Inc. (A)	202	7,673
Tyler Technologies, Inc. (A)	125	10,933
Ultimate Software Group, Inc. (The) (A)	75	11,030

		42,699

Asset Management & Custody Banks – 1.2%
WisdomTree Investment, Inc. (A)	581	6,747

Auto Parts & Equipment – 0.6%
Amerigon Incorporated (A)	162	3,097

Automotive Retail – 4.0%
Asbury Automotive Group, Inc. (A)	107	5,710
Lithia Motors, Inc.	236	17,244

		22,954

Biotechnology – 1.9%
Foundation Medicine, Inc. (A)	15	575
Ironwood Pharmaceuticals, Inc., Class A (A)	256	3,037
KYTHERA Biopharmaceuticals, Inc. (A)	135	6,168
Ophthotech Corporation (A)	32	951

		10,731

Brewers – 1.5%
Boston Beer Company, Inc. (The), Class A (A)	32	7,935

Broadcasting – 0.8%
Entravision Communications Corporation	765	4,516

Building Products – 1.3%
A. O. Smith Corporation	160	7,239

Casinos & Gaming – 2.5%
Bally Technologies, Inc. (A)	191	13,732

Communications Equipment – 1.6%
Aruba Networks, Inc. (A)	310	5,166
Finisar Corporation (A)	152	3,444

		8,610

Computer Storage & Peripherals – 0.3%
Violin Memory, Inc. (A)	190	1,393

Construction & Farm Machinery & Heavy Trucks – 4.2%
Manitowoc Company, Inc. (The)	256	5,011
Wabash National Corporation (A)	830	9,679
Westinghouse Air Brake Technologies Corporation	138	8,645

		23,335

Consumer Electronics – 2.0%
Harman International Industries, Incorporated	165	10,917

Consumer Finance – 1.6%
First Cash Financial Services, Inc. (A)	153	8,866

Data Processing & Outsourced Services – 0.4%
EVERTEC, Inc.	110	2,434

Diversified Support Services – 4.0%
Portfolio Recovery Associates, Inc. (A)	374	22,420

Electronic Components – 1.3%
InvenSense, Inc. (A)	404	7,118

Electronic Equipment & Instruments – 2.3%
Control4 Corporation (A)	175	3,031
OSI Systems, Inc. (A)	131	9,785

		12,816

Electronic Manufacturing Services – 2.0%
IPG Photonics Corporation	194	10,930

Health Care Equipment – 3.2%
Cyberonics, Inc. (A)	188	9,562
Heartware International, Inc. (A)	37	2,710
Volcano Corporation (A)	224	5,351

		17,623

Health Care Facilities – 2.6%
Acadia Healthcare Company, Inc. (A)	154	6,090
Hanger Orthopedic Group, Inc. (A)	245	8,285

		14,375

Health Care Services – 2.6%
Air Methods Corporation	172	7,348
AMN Healthcare Services, Inc. (A)	354	4,877
Premier Inc. (A)	70	2,219

		14,444

Health Care Supplies – 2.3%
Align Technology, Inc. (A)	182	8,753
Vascular Solutions, Inc. (A)	243	4,084

		12,837

Homefurnishing Retail – 1.1%
Select Comfort Corporation (A)	253	6,164

Human Resource & Employment Services – 1.7%
WageWorks, Inc. (A)	186	9,376

Industrial Machinery – 4.7%
Chart Industries, Inc. (A)	76	9,330
Nordson Corporation	85	6,257
Proto Labs, Inc. (A)	136	10,352

		25,939

Internet Software & Services – 4.7%
Demandware, Inc. (A)	217	10,074
Gogo Inc. (A)	200	3,562
Move, Inc. (A)	254	4,307
OpenTable, Inc. (A)	117	8,157

		26,100

IT Consulting & Other Services – 1.2%
ServiceSource International, LLC (A)	526	6,351
Virtusa Corporation (A)	5	136

		6,487

Leisure Products – 1.7%
Arctic Cat Inc.	166	9,473

Oil & Gas Equipment & Services – 5.3%
Core Laboratories N.V.	27	4,619
Dril-Quip, Inc. (A)	96	10,981
Forum Energy Technologies, Inc. (A)	299	8,069
Superior Energy Services, Inc. (A)	233	5,833

		29,502

Oil & Gas Storage & Transportation – 2.7%
Phillips 66 Partners LP (A)	23	692
Targa Resources Corp.	197	14,357

		15,049

Packaged Foods & Meats – 0.7%
WhiteWave Foods Company (The), Class A (A)	204	4,082

Pharmaceuticals – 3.5%
Akorn, Inc. (A)	400	7,866
Salix Pharmaceuticals, Ltd. (A)	170	11,358

		19,224

Regional Banks – 0.9%
UMB Financial Corporation	94	5,129

Restaurants – 2.1%
Krispy Kreme Doughnuts, Inc. (A)	352	6,802
Panera Bread Company, Class A (A)	30	4,772

		11,574

Semiconductors – 2.1%
Atmel Corporation (A)	685	5,094
NeoPhotonics Corporation (A)	296	2,190
Semtech Corporation (A)	152	4,559

		11,843

Systems Software – 3.7%
Infolox Inc. (A)	412	17,229
Tableau Software, Inc., Class A (A)	47	3,352

		20,581

Trucking – 1.7%
Swift Transportation Company (A)	468	9,444

Wireless Telecommunication Service – 0.1%
RingCentral, Inc., Class A (A)	40	721

TOTAL COMMON STOCKS – 97.1%		$538,501
(Cost: $392,147)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.4%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.190%, 11–20–13 (B)	$3,000	2,999
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.060%, 10–28–13 (B)	4,000	4,000
Coca-Cola Company (The), 0.060%, 12–3–13 (B)	3,000	3,000
Diageo Capital plc (GTD by Diageo plc), 0.180%, 10–7–13 (B)	3,000	3,000

		12,999

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (C)	119	119

TOTAL SHORT-TERM SECURITIES – 2.4%	$13,118
(Cost: $13,118)

TOTAL INVESTMENT SECURITIES – 99.5%	$551,619
(Cost: $405,265)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	2,711

NET ASSETS – 100.0%	$554,330

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$538,501	$—	$—
Short-Term Securities	—	13,118	—
Total	$538,501	$13,118	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$405,265
Gross unrealized appreciation	156,900
Gross unrealized depreciation	(10,546)
Net unrealized appreciation	$146,354

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.5%
Triumph Group, Inc.	61	$4,304

Apparel Retail – 3.4%
AnnTaylor Stores Corporation (A)	85	3,064
Express, Inc. (A)	101	2,373
Stage Stores, Inc.	237	4,543

		9,980

Apparel, Accessories & Luxury Goods – 0.7%
Jones Apparel Group, Inc.	141	2,118

Application Software – 1.1%
Synchronoss Technologies, Inc. (A)	83	3,159

Auto Parts & Equipment – 4.5%
Dana Holding Corporation	309	7,058
Visteon Corporation (A)	78	5,915

		12,973

Broadcasting – 6.1%
Entercom Communications Corp. (A)	291	2,557
Nexstar Broadcasting Group, Inc.	169	7,508
Sinclair Broadcast Group, Inc.	222	7,455

		17,520

Casinos & Gaming – 1.8%
Pinnacle Entertainment, Inc. (A)	204	5,098

Construction & Engineering – 2.5%
Foster Wheeler Ltd. (A)	272	7,162

Construction & Farm Machinery & Heavy Trucks – 3.8%
Manitowoc Company, Inc. (The)	254	4,975
Terex Corporation (A)	148	4,977
Titan International, Inc.	69	1,007

		10,959

Data Processing & Outsourced Services – 0.7%
CoreLogic, Inc. (A)	75	2,034

Electric Utilities – 1.2%
Great Plains Energy Incorporated	157	3,479

Forest Products – 1.1%
Boise Cascade Company (A)	115	3,091

Gas Utilities – 1.5%
Southwest Gas Corporation	88	4,386

Health Care Facilities – 5.1%
Community Health Systems, Inc.	62	2,556
HealthSouth Corporation	191	6,569
LifePoint Hospitals, Inc. (A)	126	5,866

		14,991

Homebuilding – 1.8%
M.D.C. Holdings, Inc.	90	2,710
Tri Pointe Homes, LLC (A)	170	2,491

		5,201

Metal & Glass Containers – 1.0%
Owens-Illinois, Inc. (A)	94	2,813

Movies & Entertainment – 3.4%
Carmike Cinemas, Inc. (A)	229	5,048
Cinemark Holdings, Inc.	157	4,970

		10,018

Office REITs – 2.9%
Corporate Office Properties Trust	164	3,793
Lexington Corporation Properties Trust	417	4,680

		8,473

Oil & Gas Equipment & Services – 5.5%
Basic Energy Services, Inc. (A)	305	3,849
GulfMark Offshore, Inc.	87	4,412
Key Energy Services, Inc. (A)	507	3,693
McDermott International, Inc. (A)	563	4,182

		16,136

Oil & Gas Exploration & Production – 1.0%
Petroleum Development Corporation (A)	47	2,810

Oil & Gas Storage & Transportation – 3.5%
Atlas Energy, L.P.	86	4,715
Atlas Pipeline Partners, L.P.	138	5,370
Phillips 66 Partners LP (A)	5	166

		10,251

Personal Products – 0.4%
Inter Parfums, Inc.	39	1,182

Property & Casualty Insurance – 2.4%
Argo Group International Holdings, Ltd.	163	7,007

Publishing – 1.6%
E. W. Scripps Company (The) (A)	90	1,648
Valassis Communications, Inc.	103	2,974

		4,622

Real Estate Operating Companies – 1.5%
Forest City Enterprises, Inc., Class A (A)	226	4,288

Regional Banks – 7.2%
Bank of Marin Bancorp	42	1,758
First Horizon National Corporation	576	6,328
First Niagara Financial Group, Inc.	351	3,641
Synovus Financial Corp.	1,647	5,435
Webster Financial Corporation	45	1,149
Zions Bancorporation	105	2,868

		21,179

Reinsurance – 3.9%
Endurance Specialty Holdings Ltd.	113	6,076
Reinsurance Group of America, Incorporated	77	5,145

		11,221

Semiconductor Equipment – 2.2%
Teradyne, Inc. (A)	392	6,477

Semiconductors – 2.3%
Freescale Semiconductor, Inc. (A)	260	4,333
Spansion Inc. (A)	243	2,447

		6,780

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	357	3,098

Specialty Chemicals – 2.9%
Cytec Industries Inc.	58	4,718
Kraton Performance Polymers, Inc. (A)	193	3,777

		8,495

Steel – 1.7%
SunCoke Energy Partners, L.P.	213	5,058

Technology Distributors – 1.1%
Insight Enterprises, Inc. (A)	171	3,228

Thrifts & Mortgage Finance – 1.5%
Capitol Federal Financial	350	4,348

Trucking – 5.0%
Con-way Inc.	105	4,512
Marten Transport, Ltd.	271	4,654
Saia, Inc. (A)	179	5,585

		14,751

TOTAL COMMON STOCKS – 88.9%		$258,690
(Cost: $221,466)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.3%
THL Credit, Inc.	249	3,894

TOTAL INVESTMENT FUNDS – 1.3%		$3,894
(Cost: $3,255)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 1.7%
Citibank, N.A.,
0.260%, 11–25–13	$5,000	5,000

Commercial Paper – 6.0%
General Mills, Inc.,
0.150%, 10–3–13 (B)	2,371	2,371
Roche Holdings, Inc.,
0.050%, 10–1–13 (B)	4,000	4,000
Verizon Communications Inc.,
0.210%, 10–21–13 (B)	3,000	3,000
Wal-Mart Stores, Inc.,
0.070%, 10–16–13 (B)	8,000	8,000

		17,371

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	490	490

Municipal Obligations – Taxable – 2.0%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.070%, 10–7–13 (C)	1,630	1,630
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.080%, 10–7–13 (C)	4,283	4,283

		5,913

TOTAL SHORT-TERM SECURITIES – 9.9%		$28,774
(Cost: $28,773)

TOTAL INVESTMENT SECURITIES – 100.1%		$291,358
(Cost: $253,494)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(268)

NET ASSETS – 100.0%		$291,090

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$258,690	$—	$—
Investment Funds	3,894	—	—
Short-Term Securities	—	28,774	—
Total	$262,584	$28,774	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$253,494
Gross unrealized appreciation	43,040
Gross unrealized depreciation	(5,176)
Net unrealized appreciation	$37,864

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.7%
Omnicom Group Inc. (A)	39	$2,493

Biotechnology – 2.1%
Amgen Inc.	69	7,701

Cable & Satellite – 5.3%
Comcast Corporation, Class A	166	7,508
Time Warner Cable Inc.	104	11,606

		19,114

Communications Equipment – 0.5%
Nokia Corporation, Series A, ADR	296	1,925

Consumer Finance – 2.9%
Capital One Financial Corporation	155	10,682

Department Stores – 1.6%
Macy’s Inc.	138	5,989

Diversified Chemicals – 3.2%
Dow Chemical Company (The) (B)	302	11,589

Drug Retail – 2.6%
CVS Caremark Corporation	165	9,335

General Merchandise Stores – 3.0%
Target Corporation	172	11,005

Health Care Distributors – 2.1%
McKesson Corporation	58	7,454

Health Care Facilities – 2.7%
HCA Holdings, Inc.	233	9,974

Home Improvement Retail – 1.5%
Lowe’s Companies, Inc.	115	5,494

Industrial Machinery – 2.1%
Parker Hannifin Corporation	70	7,600

Integrated Oil & Gas – 2.9%
Occidental Petroleum Corporation	113	10,533

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	62	9,777

Life & Health Insurance – 2.3%
MetLife, Inc.	182	8,536

Managed Health Care – 7.6%
Aetna Inc.	159	10,192
UnitedHealth Group Incorporated	135	9,682
WellPoint, Inc.	90	7,550

		27,424

Office Electronics – 4.2%
Xerox Corporation	1,463	15,058

Oil & Gas Exploration & Production – 0.5%
Berry Petroleum Company	42	1,829

Oil & Gas Refining & Marketing – 4.5%
Marathon Petroleum Corporation	134	8,594
Phillips 66	135	7,811

		16,405

Oil & Gas Storage & Transportation – 14.2%
Access Midstream Partners, L.P.	170	8,193
Atlas Energy, L.P.	165	8,998
Atlas Pipeline Partners, L.P.	295	11,445
Energy Transfer Equity, L.P.	80	5,230
MarkWest Energy Partners, L.P.	112	8,111
Phillips 66 Partners LP (A)(B)	13	385
Regency Energy Partners LP	319	9,120

		51,482

Other Diversified Financial Services – 8.9%
Citigroup Inc.	332	16,125
JPMorgan Chase & Co.	309	15,952

		32,077

Pharmaceuticals – 3.6%
Shire Pharmaceuticals Group plc, ADR (C)	27	3,285
Teva Pharmaceutical Industries Limited, ADR	259	9,796

		13,081

Property & Casualty Insurance – 3.2%
ACE Limited	126	11,742

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	66	4,774

Reinsurance – 4.0%
Reinsurance Group of America, Incorporated	108	7,262
RenaissanceRe Holdings Ltd.	76	6,853

		14,115

Semiconductor Equipment – 2.1%
Lam Research Corporation (A)	150	7,684

Soft Drinks – 0.2%
Coca-Cola Enterprises Inc.	22	901

Specialty Chemicals – 0.3%
LyondellBasell Industries N.V., Class A	16	1,164

Systems Software – 1.9%
Oracle Corporation	211	6,996

TOTAL COMMON STOCKS – 94.7%		$343,933
(Cost: $282,763)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
Air Products and Chemicals, Inc.,
0.070%, 10–3–13 (D)	$3,000	3,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.190%, 11–20–13 (D)	2,500	2,499
CVS Caremark Corporation,
0.180%, 10–4–13 (D)	4,396	4,396
Prudential Funding, LLC (GTD by Prudential Financial, Inc.),
0.050%, 10–1–13 (D)	2,345	2,345
Virginia Electric and Power Company,
0.260%, 10–16–13 (D)	2,000	2,000

		14,240

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.100%, 10–2–13 (E)	4,352	4,352

TOTAL SHORT-TERM SECURITIES – 5.1%		$18,592
(Cost: $18,592)

TOTAL INVESTMENT SECURITIES – 99.8%		$362,525
(Cost: $301,355)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		769

NET ASSETS – 100.0%		$363,294

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at September 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Atlas Pipeline Partners, L.P.	Deutsche Bank AG	Put	347	November 2013	$35.00	$33	$(14)
Dow Chemical Company (The)	N/A	Call	274	October 2013	41.00	15	(3)
HollyFrontier Corp	N/A	Put	209	December 2013	39.00	38	(29)
Phillips 66 Partners LP	N/A	Call	125	October 2013	35.00	4	(1)
Shire PLC	N/A	Put	150	October 2013	90.00	19	(2)
	Barclays Bank plc	Call	274	October 2013	120.00	83	(82)
Teva Pharmaceutical Industries Limited, ADR	N/A	Put	244	December 2013	37.50	28	(32)
						$220	$(163)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$343,933	$—	$—
Short-Term Securities	—	18,592	—
Total	$343,933	$18,592	$—
Liabilities
Written Options	$66	$97	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at

September 30, 2013 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$301,355
Gross unrealized appreciation	64,157
Gross unrealized depreciation	(2,987)
Net unrealized appreciation	$61,170

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 27, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 27, 2013